UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway Building 700, Unit 700 Reno, Nevada 89521

(Address of principal executive offices)     (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (440) 922-0066

Date of fiscal year end:      September 30

Date of reporting period:      September 30, 2023

Item 1. Reports to Stockholders.

Rareview Capital LLC
1980 Festival Plaza Drive, Suite 300
Las Vegas, NV 89135
1-888-783-8637

www.rareviewcapital.com

Annual Shareholder Report

Rareview Dynamic Fixed Income ETF (RDFI)

Rareview Tax Advantaged Income ETF (RTAI)

Rareview Inflation/Deflation ETF (FLTN)

Rareview Systematic Equity ETF (RSEE)

September 30, 2023

Annual Shareholder Report | 1

Management’s Discussion of Fund PerformanceSeptember 30, 2023 (Unaudited)

Rareview Dynamic Fixed Income ETF

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund is an actively managed exchange-traded fund. The Fund seeks to achieve its investment objective principally through investments in closed-end funds. Under normal market conditions, the Fund will invest in fixed income closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

WHAT CONTRIBUTING FACTORS WERE RESPONSIBLE FOR THE FUND’S RELATIVE PERFORMANCE DURING THE PERIOD?

The Fund underperformed during the period.

The Fund gained 2.59% during the fiscal year ended September 30, 2023. Since its inception on October 20, 2020, through September 30, 2023, the Fund gained 0.10%.

Relative to a 50/50 blend1 of Investment Grade and High Yield credit, the Fund underperformed by 4.61% during the fiscal year ended September 30, 2023, and outperformed 1.99% since inception on October 20, 2020.

Performance was positive as the speed of the Federal Reserve tightening slowed, and longer-term interest rates generally stabilized. The discount-to-Net Asset Value widened in most of the Fund’s closed-end fund holdings as the US Treasury yield curve inverted further and the Federal Reserve raised short-term interest rates, which created higher financing costs for the underlying holdings.

A higher allocation to emerging market fixed income positively contributed to performance. Reduced exposure to more risky fixed income detracted from performance on a relative basis. The risk overlay process positively contributed to performance.

1 Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results. The 50/50 blend index consists of 50% ICE BofA 5-10 Year US Corporate Index and 50% iBoxx USD Liquid High Yield Index. The ICE BofA 5-10 Year US Corporate Index tracks the performance of US dollar-denominated investment grade rated corporate debt publicly issued in the US domestic market. The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe.

Annual Shareholder Report | 2

Management’s Discussion of Fund PerformanceSeptember 30, 2023 (Unaudited)

Rareview Tax Advantaged Income ETF

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund is an actively managed exchange-traded fund (ETF). The Fund seeks to achieve its investment objective principally through investments in closed-end funds. Under normal market conditions, the Fund will invest in municipal bond closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

WHAT CONTRIBUTING FACTORS WERE RESPONSIBLE FOR THE FUND’S RELATIVE PERFORMANCE DURING THE PERIOD?

The Fund underperformed during the period.

The Fund lost 4.84% during the fiscal year ended September 30, 2023. Since its inception on October 20, 2020, though September 30, 2023, the Fund lost 6.99%.

Relative to the Bloomberg Barclays U.S. Municipal Bond Index1, the Fund underperformed by 7.50% during the fiscal year ended September 30, 2023, and 4.77% since inception on October 20, 2020.

A rise in interest rates and higher short-term financing costs detracted from performance. The discount-to-Net Asset Value widened in most of the Fund’s closed-end fund holdings as the US Treasury yield curve inverted further and the Federal Reserve raised short-term interest rates, which created higher financing costs for the underlying holdings. The risk overlay process positively contributed to performance.

1 Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results. The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

Annual Shareholder Report | 3

Management’s Discussion of Fund PerformanceSeptember 30, 2023 (Unaudited)

Rareview Inflation/Deflation Income ETF

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective through investments in inflation-protected U.S. Treasury securities (“TIPS”), exchange traded funds that primarily invest in TIPS, or other U.S. Treasury securities. The Fund seeks to achieve its investment objective over a business cycle which it defines as approximately 60 months. The Adviser invests the Fund’s assets in TIPS or ETFs that primarily invest in TIPS when the Adviser believes the market is in an inflationary environment. The Adviser invests in U.S. Treasury securities when the Adviser believes the market is in a deflationary environment. The Fund will also either invest in a combination of cash, cash equivalents, and exchange traded and over-the-counter fixed income derivatives based on the Adviser’s outlook on current interest rates.

WHAT CONTRIBUTING FACTORS WERE RESPONSIBLE FOR THE FUND’S RELATIVE PERFORMANCE DURING THE PERIOD?

The Fund underperformed during the period.

The Fund lost 11.76% during the fiscal year ended September 30, 2023. Since its inception on January 5, 2022, through September 30, 2023, the Fund lost 11.34%.

Relative to the Bloomberg US Aggregate Bond Index1, the Fund underperformed by 12.40% during the fiscal year ended September 30, 2023, and 3.58% since inception on January 5, 2022.

Fixed income securities holdings positively contributed to performance. The yield curve being deeply inverted for a prolonged period and interest rate strategies related to the Federal Reserve tightening cycle ending detracted from performance.

1 Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results. The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).

Annual Shareholder Report | 4

Management’s Discussion of Fund PerformanceSeptember 30, 2023 (Unaudited)

Rareview Systematic Equity ETF

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing in exchange traded funds that primarily invest in equity securities of domestic, foreign or emerging market issuers of any market capitalization.

WHAT CONTRIBUTING FACTORS WERE RESPONSIBLE FOR THE FUND’S RELATIVE PERFORMANCE DURING THE PERIOD?

The Fund underperformed during the period.

The Fund gained 3.20% during the fiscal year ended September 30, 2023. Since its inception on January 20, 2022, though September 30, 2023, the Fund gained 0.76%.

Relative to the MSCI ACWI Index1, the Fund underperformed by 18.21% during the fiscal year ended September 30, 2023, and outperformed by 4.18% since inception on January 20, 2022.

The Fund used long-term and short-term behavior models to take long and short positions. The Fund seeks to add value by owning regional markets when expected returns are positive and take defensive positions when expected returns are negative.

The underperformance is mostly the result of the benchmark composition of the MSCI ACWI Index¹. The MSCI ACWI Index¹ is predominantly a large cap index with a measured allocation to emerging markets. The Fund allocates 33% of its exposure to US small caps and emerging markets. Large cap developed markets materially outperformed US small caps and emerging markets.

1 Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results. The MSCI All Country World Index (ACWI) is a stock index designed to track broad global equity-market performance. The index comprises the stocks of nearly 3,000 companies from 23 developed countries and 25 emerging markets.

Annual Shareholder Report | 5

Fund PerformanceSeptember 30, 2023 (Unaudited)

Rareview Dynamic Fixed Income ETF

INVESTMENT OBJECTIVE

Rareview Dynamic Fixed Income ETF seeks total return with an emphasis on providing current income.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2023)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (10/20/20)	Total
Rareview Dynamic Fixed Income ETF (RDFI) - Total Return (at Net Asset Value)(b)	2.59%	0.10%	3.12%
Rareview Dynamic Fixed Income ETF (RDFI) - Total Return (at Market Value)(c)	2.65%	0.17%	N/A
50% ICE BofA 5-10Y US Corp TR USD and 50% Markit iBoxx Liquid High Yield TR USD(d)(e)	7.20%	-1.89%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-888-783-8637 or visit http://www.rareviewcapital.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in Rareview Dynamic Fixed Income ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2023 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

Annual Shareholder Report | 6

Fund Performance (continued)September 30, 2023 (Unaudited)

Rareview Dynamic Fixed Income ETF

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The ICE BofA 5-10 Year U.S. Corp Index is a subset of ICE BofAML U.S. Corporate Index. It measures market performance of USD-denominated investment grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity between 5 and 10 years. It is market capitalization weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

(e) The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the USD high yield corporate bond universe. The indices are an integral part of the global Markit iBoxx index families, which provide the marketplace with accurate and objective indices by which to assess the performance of bond markets and investments. The index is market-value weighted with an issuer cap of 3%. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 7

Fund PerformanceSeptember 30, 2023 (Unaudited)

Rareview Tax Advantaged Income ETF

INVESTMENT OBJECTIVE

Rareview Tax Advantaged Income ETF seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2023)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (10/20/20)	Total
Rareview Tax Advantaged Income ETF (RTAI) - Total Return (at Net Asset Value)(b)	-4.84%	-6.99%	3.02%
Rareview Tax Advantaged Income ETF (RTAI) - Total Return (at Market Value)(c)	-4.47%	-6.92%	N/A
Bloomberg Barclays U.S. Municipal Bond TR USD(d)	2.66%	-2.22%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-888-783-8637 or visit http://www.rareviewcapital.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in Rareview Tax Advantaged Income ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2023 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

Annual Shareholder Report | 8

Fund Performance (continued)September 30, 2023 (Unaudited)

Rareview Tax Advantaged Income ETF

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 9

Fund PerformanceSeptember 30, 2023 (Unaudited)

Rareview Inflation/Deflation ETF

INVESTMENT OBJECTIVE

Rareview Inflation/Deflation ETF seeks a rate of return that exceeds the rate of inflation over a business cycle.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2023)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (1/5/22)	Total
Rareview Inflation/Deflation ETF (FLTN) - Total Return (at Net Asset Value)(b)	-11.76%	-11.34%	1.94%
Rareview Inflation/Deflation ETF (FLTN) - Total Return (at Market Value)(c)	-11.40%	-11.12%	N/A
Bloomberg U.S. Aggregate Bond Index(d)	0.64%	-7.76%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-888-783-8637 or visit http://www.rareviewcapital.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in Rareview Inflation/Deflation ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2023 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

Annual Shareholder Report | 10

Fund Performance (continued)September 30, 2023 (Unaudited)

Rareview Inflation/Deflation ETF

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 11

Fund PerformanceSeptember 30, 2023 (Unaudited)

Rareview Systematic Equity ETF

INVESTMENT OBJECTIVE

Rareview Systematic Equity ETF seeks returns that exceed global developed and emerging markets equities

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2023)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (1/20/22)	Total
Rareview Systematic Equity ETF (RSEE) - Total Return (at Net Asset Value)(b)	3.20%	0.76%	1.99%
Rareview Systematic Equity ETF (RSEE) - Total Return (at Market Value)(c)	3.14%	0.75%	N/A
MSCI ACWI Index(d)	21.41%	-3.42%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-888-783-8637 or visit http://www.rareviewcapital.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in Rareview Systematic Equity ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2023 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

Annual Shareholder Report | 12

Fund Performance (continued)September 30, 2023 (Unaudited)

Rareview Systematic Equity ETF

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The MSCI ACWI Index captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 2,933 constituents, the index covers approximately 85% of the global investable equity opportunity set. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 13

Expense ExamplesSeptember 30, 2023 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Shareholder Report | 14

Expense Examples (continued)September 30, 2023 (Unaudited)

		Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period(a)	Annualized Expense Ratio
Rareview Dynamic Fixed Income ETF	Actual	$1,000.00	$967.20	$7.45	1.51%
	Hypothetical	1,000.00	1,017.50	7.64	1.51
Rareview Tax Advantaged Income ETF	Actual	1,000.00	875.10	5.88	1.25
	Hypothetical	1,000.00	1,018.80	6.33	1.25
Rareview Inflation/Deflation ETF	Actual	1,000.00	880.80	4.57	0.97
	Hypothetical	1,000.00	1,020.21	4.91	0.97
Rareview Systematic Equity ETF	Actual	1,000.00	993.30	6.75	1.35
	Hypothetical	1,000.00	1,018.30	6.83	1.35

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 15

Portfolio of InvestmentsSeptember 30, 2023

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed End Funds	83.5
Financials	4.1
Treasury Bill	12.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Closed End Funds — 80.1%
1,155,124	Aberdeen Asia-Pacific Income Fund, Inc.	2,830,054
306,237	BlackRock Credit Allocation Income Trust	2,964,374
150,049	BlackRock Income Trust, Inc.	1,707,558
82,850	BlackRock Municipal Income Trust II	757,249
72,551	BlackRock MuniYield Fund, Inc.	666,018
51,717	BlackRock MuniYield Quality Fund, Inc.	529,065
79,387	BlackRock MuniYield Quality Fund III, Inc.	758,146
42,567	First Trust High Yield Opportunities 2027 Term Fund	566,992
150,418	First Trust Intermediate Duration Preferred & Income Fund	2,241,228
98,718	Franklin, Ltd. Duration Income Trust	601,193
78,653	Invesco Municipal Opportunity Trust	647,314
53,458	Invesco Municipal Trust	445,840
91,716	Invesco Quality Municipal Income Trust	769,497
467,891	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,993,216
99,529	Nuveen AMT-Free Municipal Credit Income Fund	1,026,144
122,485	Nuveen Municipal Credit Income Fund	1,277,519
365,637	Nuveen Preferred & Income Securities Fund	2,255,980
91,475	Nuveen Quality Municipal Income Fund	927,556
22,719	Nuveen Variable Rate Preferred & Income Fund	356,007
96,867	PGIM Global High Yield Fund, Inc.	1,044,226
80,730	PGIM High Yield Bond Fund, Inc.	950,999
118,646	Templeton Emerging Markets Income Fund	546,958

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 16

Portfolio of Investments (continued)September 30, 2023

Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)
40,127	Western Asset Diversified Income Fund	531,281
294,850	Western Asset Emerging Markets Debt Fund, Inc.	2,447,255
99,465	Western Asset High Income Opportunity Fund, Inc.	362,053
		29,203,722
Total Closed End Funds (Cost $33,778,361)		29,203,722

Common Stock — 3.9%
Financials — 3.9%
75,647	Annaly Capital Management, Inc.	1,422,920
Total Common Stock (Cost $1,457,839)		1,422,920

Treasury Bill — 11.9%
4,350,000	United States Treasury Bill, 5.34%, 10/10/2023(a)	4,344,922
Total Treasury Bill (Cost $4,344,078)		4,344,922

Total Investments — 95.9% (Cost $39,580,278)		34,971,564
Other Assets in Excess of Liabilities — 4.1%		1,477,203
Net Assets — 100.0%		36,448,767

(a) The rate represents the effective yield at September 30, 2023.

AMT — Alternative Minimum Tax

Futures Contracts

At September 30, 2023, the Fund’s exchange-traded open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Brazil Real Currency Future	22	11/01/23	439,614	436,040	(3,574)
Mexican Peso Currency Future	16	12/18/23	453,800	453,760	(40)
					(3,614)

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 17

Portfolio of InvestmentsSeptember 30, 2023

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed End Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Closed End Funds — 98.7%
148,751	BlackRock Municipal Income Trust II	1,359,584
261,672	BlackRock MuniYield Fund, Inc.	2,402,149
132,979	BlackRock MuniYield Quality Fund, Inc.	1,360,375
186,107	BlackRock MuniYield Quality Fund III, Inc.	1,777,322
96,090	Invesco Municipal Opportunity Trust	790,821
190,482	Invesco Municipal Trust	1,588,620
194,064	Invesco Quality Municipal Income Trust	1,628,197
251,417	Nuveen AMT-Free Municipal Credit Income Fund	2,592,109
255,612	Nuveen Municipal Credit Income Fund	2,666,033
247,117	Nuveen Quality Municipal Income Fund	2,505,766
		18,670,976
Total Closed End Funds (Cost $22,444,395)		18,670,976

Total Investments — 98.7% (Cost $22,444,395)		18,670,976
Other Assets in Excess of Liabilities — 1.3%		253,209
Net Assets — 100.0%		18,924,185

AMT — Alternative Minimum Tax

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 18

Portfolio of InvestmentsSeptember 30, 2023

Rareview Inflation/Deflation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	76.2
Options on Futures	4.1
Treasury Bill	19.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 73.2%
61,943	iShares MBS ETF(a)	5,500,538
120,566	Vanguard Intermediate-Term Treasury ETF(b)	6,890,347
19,215	Vanguard Short-Term Treasury ETF	1,106,784
		13,497,669
Total Exchange-Traded Funds (Cost $13,933,630)		13,497,669

Purchased Options on Futures — 3.9%(c)
Total Purchased Options on Futures (Cost $695,761)		716,513

Treasury Bill — 19.0%
3,500,000	United States Treasury Bill, 5.34%, 10/10/2023(d)	3,495,914
Total Treasury Bill (Cost $3,495,393)		3,495,914

Total Investments — 96.1% (Cost $18,124,784)		17,710,096
Other Assets in Excess of Liabilities — 3.9%		717,294
Net Assets — 100.0%		18,427,390

(a) As of September 30, 2023, investment is 29.85% of the Fund’s net assets. See Note 8 in the Notes to Financial Statements.

(b) As of September 30, 2023, investment is 37.39% of the Fund’s net assets. See Note 8 in the Notes to Financial Statements.

(c) See Portfolio of Purchased Options.

(d) The rate represents the effective yield at September 30, 2023.

ETF — Exchange-Traded Fund

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 19

Portfolio of Investments (continued)September 30, 2023

Rareview Inflation/Deflation ETF

Futures Contracts

At September 30, 2023, the Fund’s exchange-traded open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
2 Year US Treasury Note Future	337	12/29/23	68,439,171	68,313,586	(125,585)
3 Month SOFR Future	304	6/18/24	72,076,582	71,915,000	(161,582)
					(287,167)

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
10 Year US Treasury Note Future	141	12/19/23	16,030,174	15,730,313	299,861
					299,861

Written Options

Exchange-traded options on futures contracts written as of September 30, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000) ($)(e)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	2,123	517,481	189,089	97.50	6/14/24	(225,569)
(Total Premiums Received $189,089)							(225,569)

Portfolio of Purchased Options

Exchange-traded options on futures contracts purchased as of September 30, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000) ($)(e)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	2,123	509,520	96.00	6/14/24	716,513
(Total Cost $695,761) - 3.9%						716,513

(e) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 20

Portfolio of InvestmentsSeptember 30, 2023

Rareview Systematic Equity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Domestic Equity Exchange-Traded Funds	48.3
Developed and Emerging Markets Exchange-Traded Funds	32.1
Treasury Bill	19.6
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 71.2%
97,963	iShares MSCI Emerging Markets ETF	3,717,696
25,145	iShares Russell 2000 ETF	4,444,127
139,971	Vanguard FTSE Developed Markets ETF	6,119,532
26,304	Vanguard S&P 500 ETF(a)	10,329,581
		24,610,936
Total Exchange-Traded Funds (Cost $23,168,089)		24,610,936

Treasury Bill — 17.4%
6,000,000	United States Treasury Bill, 5.15%, 10/10/2023(b)	5,992,996
Total Treasury Bill (Cost $5,992,110)		5,992,996

Total Investments — 88.6% (Cost $29,160,199)		30,603,932
Other Assets in Excess of Liabilities — 11.4%		3,941,004
Net Assets — 100.0%		34,544,936

(a) As of September 30, 2023, investment is 29.90% of the Fund’s net assets. See Note 8 in the Notes to Financial Statements.

(b) The rate represents the effective yield at September 30, 2023.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor’s

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 21

Portfolio of Investments (continued)September 30, 2023

Rareview Systematic Equity ETF

Futures Contracts

At September 30, 2023, the Fund’s exchange-traded open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
E-mini S&P 500 Index Future	43	12/15/23	9,713,135	9,299,825	(413,310)
MSCI EAFE Index Future	55	12/15/23	5,818,014	5,614,125	(203,889)
					(617,199)

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
E-mini Russell 2000 Index Future	72	12/15/23	6,454,654	6,474,960	(20,306)
MSCI Emerging Markets Index Future	114	12/15/23	5,467,284	5,446,350	20,934
					628

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 22

Statements of Assets and LiabilitiesSeptember 30, 2023

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Assets:
Investments, at value (Cost $39,580,278 and $22,444,395)	$34,971,564	$18,670,976
Cash	287,043	85,961
Deposits at brokers for derivative contracts	1,079,752	154,272
Dividends and interest receivable	171,328	61,871
Receivable for investments sold	666,749	789,804
Receivable for variation margin on futures contracts	8,340	—
Prepaid expenses	436	209
Total Assets	37,185,212	19,763,093
Liabilities:
Payable for investments purchased	673,675	797,924
Accrued expenses:
Advisory	26,671	7,053
Administration	5,234	2,787
Custodian	205	82
Fund accounting	5,959	6,325
Legal and audit	19,545	19,545
Trustee	1,200	1,200
Other	3,956	3,992
Total Liabilities	736,445	838,908
Net Assets	$36,448,767	$18,924,185
Net Assets consist of:
Paid-in Capital	$50,173,342	$26,760,133
Total Distributable Earnings (Loss)	(13,724,575)	(7,835,948)
Net Assets	$36,448,767	$18,924,185

Net Assets:	$36,448,767	$18,924,185

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,730,000	1,045,000
Net Asset Value (offering and redemption price per share):	$21.07	$18.11

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 23

Statements of Assets and Liabilities (continued)September 30, 2023

	Rareview Inflation/Deflation ETF	Rareview Systematic Equity ETF
Assets:
Investments, at value (Cost $18,124,784 and $29,160,199)	$17,710,096	$30,603,932
Cash	37,075	302,749
Deposits at brokers for derivative contracts	1,069,943	3,657,573
Dividends and interest receivable	5,418	44,462
Receivable for investments sold	57,118	—
Receivable for variation margin on futures contracts	4,979	—
Prepaid expenses	216	582
Total Assets	18,884,845	34,609,298
Liabilities:
Payable for investments purchased	199,770	—
Payable for variation margin on futures contracts	—	7,563
Written options at value (Premiums received $189,089 and $—)	225,569	—
Accrued expenses:
Advisory	2,366	25,238
Administration	2,425	4,466
Custodian	91	57
Fund accounting	4,652	4,432
Legal and audit	18,027	17,527
Trustee	800	1,600
Other	3,755	3,479
Total Liabilities	457,455	64,362
Net Assets	$18,427,390	$34,544,936
Net Assets consist of:
Paid-in Capital	$21,764,092	$34,747,745
Total Distributable Earnings (Loss)	(3,336,702)	(202,809)
Net Assets	$18,427,390	$34,544,936

Net Assets:	$18,427,390	$34,544,936

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	930,000	1,395,000
Net Asset Value (offering and redemption price per share):	$19.81	$24.76

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 24

Statements of OperationsFor the year ended September 30, 2023

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Investment Income:
Dividend income	$2,439,079	$894,330
Interest income	99,494	2,986
Total Investment Income	2,538,573	897,316
Expenses:
Advisory	394,310	150,192
Administration	69,105	34,043
Compliance services	9,000	9,000
Custodian	3,115	628
Fund accounting	81,558	82,233
Legal and audit	28,374	27,870
Printing	8,844	4,386
Treasurer	2,700	2,475
Trustee	4,618	4,555
Other	14,210	13,633
Total Expenses before fee reductions	615,834	329,015
Expenses contractually waived and/or reimbursed by the Advisor	(6,178)	(78,585)
Total Net Expenses	609,656	250,430
Net Investment Income (Loss)	1,928,917	646,886
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment and foreign currency transactions	114,704	(870,203)
Net realized gains (losses) from in-kind transactions	132,206	76,767
Net realized gains (losses) from futures transactions	(875,223)	(77,778)
Net realized gains (losses) from written options transactions	(2,219,966)	(670,983)
Change in unrealized appreciation (depreciation) on investments	2,199,297	(41,969)
Change in unrealized appreciation (depreciation) on futures	(34)	(19,634)
Net Realized and Unrealized Gains (Losses) from Investments:	(649,016)	(1,603,800)
Change in Net Assets Resulting From Operations	$1,279,901	$(956,914)

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 25

Statements of Operations (continued)

	Rareview Inflation/ Deflation ETF	Rareview Systematic Equity ETF
Investment Income:
Dividend income	$217,472	$562,590
Interest income	286,447	207,455
Total Investment Income	503,919	770,045
Expenses:
Advisory	120,673	384,177
Administration	28,102	63,811
Compliance services	9,000	9,000
Custodian	1,317	2,003
Fund accounting	50,465	50,158
Legal and audit	24,258	28,383
Printing	4,536	4,746
Treasurer	1,800	2,700
Trustee	3,200	6,400
Other	14,627	14,251
Total Expenses before fee reductions	257,978	565,629
Expenses contractually waived and/or reimbursed by the Advisor	(101,777)	(102,421)
Expenses voluntarily waived by the Administrator	(762)	—
Total Net Expenses	155,439	463,208
Net Investment Income (Loss)	348,480	306,837
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment and foreign currency transactions	(1,384,887)	859,515
Net realized gains (losses) from in-kind transactions	5,841	777,701
Net realized gains (losses) from futures transactions	(437,021)	(817,116)
Net realized gains (losses) from written options transactions	(354,471)	—
Change in unrealized appreciation (depreciation) on investments	(81,417)	1,933,688
Change in unrealized appreciation (depreciation) on futures	(9,394)	(1,896,302)
Change in unrealized appreciation (depreciation) on written options	(83,975)	—
Net Realized and Unrealized Gains (Losses) from Investments:	(2,345,324)	857,486
Change in Net Assets Resulting From Operations	$(1,996,844)	$1,164,323

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 26

Statements of Changes in Net Assets

	Rareview Dynamic Fixed Income ETF		Rareview Tax Advantaged Income ETF
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$1,928,917	$1,946,261	$646,886	$625,777
Net realized gains (losses) from investment, foreign currency, in-kind, futures, written options, and securities sold short transactions	(2,848,279)	(6,104,145)	(1,542,197)	(2,753,892)
Change in unrealized appreciation (depreciation) on investments, futures, and written options	2,199,263	(7,241,725)	(61,603)	(3,819,302)
Change in net assets resulting from operations	1,279,901	(11,399,609)	(956,914)	(5,947,417)
Distributions to Shareholders From:
Earnings	(2,448,562)	(4,012,196)	(643,292)	(1,138,829)
Return of Capital	(233,868)	(16,256)	—	—
Change in net assets from distributions	(2,682,430)	(4,028,452)	(643,292)	(1,138,829)
Capital Transactions:
Proceeds from shares issued	6,325,740	3,430,569	5,914,412 (a)	6,969,624
Cost of shares redeemed	(7,407,949)	(16,832,922)	(1,121,313)	(3,704,339)
Change in net assets from capital transactions	(1,082,209)	(13,402,353)	4,793,099	3,265,285
Change in net assets	(2,484,738)	(28,830,414)	3,192,893	(3,820,961)
Net Assets:
Beginning of period	38,933,505	67,763,919	15,731,292	19,552,253
End of period	$36,448,767	$38,933,505	$18,924,185	$15,731,292
Share Transactions:
Issued	285,000	125,000	300,000	250,000
Redeemed	(330,000)	(650,000)	(55,000)	(150,000)
Change in shares	(45,000)	(525,000)	245,000	100,000

(a) Includes variable transaction fees of $929 for the year ended September 30, 2023. See Note 5 in Notes to Financial Statements.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 27

Statements of Changes in Net Assets (continued)

	Rareview Inflation/ Deflation ETF		Rareview Systematic Equity ETF
	Year Ended September 30, 2023	For the period January 5, 2022(a) through September 30, 2022	Year Ended September 30, 2023	For the period January 20, 2022(a) through September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$348,480	$53,600	$306,837	$67,460
Net realized gains (losses) from investment, foreign currency, in-kind, futures, and written options transactions	(2,170,538)	(822,711)	820,100	(664,894)
Change in unrealized appreciation (depreciation) on investments, futures, and written options	(174,786)	(263,688)	37,386	789,776
Change in net assets resulting from operations	(1,996,844)	(1,032,799)	1,164,323	192,342
Distributions to Shareholders From:
Earnings	(302,428)	(42,306)	(759,704)	—
Return of Capital	(8,473)	—	—	—
Change in net assets from distributions	(310,901)	(42,306)	(759,704)	—
Capital Transactions:
Proceeds from shares issued	10,198,674	14,226,263	22,717,021	25,587,615
Cost of shares redeemed	(1,483,786)	(1,130,911)	(13,728,441)	(628,220)
Change in net assets from capital transactions	8,714,888	13,095,352	8,988,580	24,959,395
Change in net assets	6,407,143	12,020,247	9,393,199	25,151,737
Net Assets:
Beginning of period	12,020,247	—	25,151,737	—
End of period	$18,427,390	$12,020,247	$34,544,936	$25,151,737
Share Transactions:
Issued	470,000	575,000	920,000	1,050,000
Redeemed	(65,000)	(50,000)	(550,000)	(25,000)
Change in shares	405,000	525,000	370,000	1,025,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 28

Financial Highlights

Rareview Dynamic Fixed Income ETF	Year Ended September 30, 2023	Year Ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$21.93	$29.46	$25.00

Net Investment Income (Loss)	1.06 (b)	0.93 (b)	1.21
Net Realized and Unrealized Gains (Losses) on Investments	(0.44)	(6.54)	4.32
Total from Investment Activities	0.62	(5.61)	5.53

Distributions from Net Investment Income	(1.35)	(1.26)	(1.07)
Distributions from Net Realized Gains on Investments	—	(0.65)	—
Return of Capital	(0.13)	(0.01)	—
Total Distributions	(1.48)	(1.92)	(1.07)

Net Asset Value, End of Period	$21.07	$21.93	$29.46
Net Assets at End of Period (000’s)	$36,449	$38,934	$67,764

Total Return at NAV(c)(d)	2.59%	(20.10)%	22.35%
Total Return at Market(d)(e)	2.65%	(20.16)%	22.63%

Ratio of Net Expenses to Average Net Assets(f)(g)	1.50%	1.47%	1.50%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.52%	1.38%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	4.75%	3.57%	5.11%
Portfolio Turnover(d)(j)	128%	132%	74%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 29

Financial Highlights (continued)

Rareview Tax Advantaged Income ETF	Year Ended September 30, 2023	Year Ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$19.66	$27.93	$25.00

Net Investment Income (Loss)	0.65 (b)	0.78 (b)	0.72
Net Realized and Unrealized Gains (Losses) on Investments	(1.54)	(7.72)	2.88
Total from Investment Activities	(0.89)	(6.94)	3.60

Distributions from Net Investment Income	(0.66)	(0.76)	(0.67)
Distributions from Net Realized Gains on Investments	—	(0.57)	—
Total Distributions	(0.66)	(1.33)	(0.67)

Capital Share Transaction Fees (See Note 5 in Notes to Financial Statements)	0.00 (c)	—	—

Net Asset Value, End of Period	$18.11	$19.66	$27.93
Net Assets at End of Period (000’s)	$18,924	$15,731	$19,552

Total Return at NAV(d)(e)	(4.84)%	(25.86)%	14.49%
Total Return at Market(e)(f)	(4.47)%	(26.20)%	14.81%

Ratio of Net Expenses to Average Net Assets(g)(h)	1.25%	1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets(g)(h)(i)	1.64%	1.51%	2.03%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(j)	3.23%	3.20%	2.94%
Portfolio Turnover(e)(k)	31% (l)	65%	78%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Less than $0.005.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(k) Excludes the impact of in-kind transactions.

(l) Portfolio Turnover decreased significantly this year as the variance of municipal bond closed-end funds discount-to-NAV and yield differentials were very low, so therefore tactical rotation for discount-to-NAV capture was less opportunistic during the period.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 30

Financial Highlights (continued)

Rareview Inflation/Deflation ETF	Year Ended September 30, 2023	January 5, 2022(a) through September 30, 2022
Net Asset Value, Beginning of Period	$22.90	$25.00

Net Investment Income (Loss)(b)	0.46	0.15
Net Realized and Unrealized Gains (Losses) on Investments	(3.12)	(2.14)
Total from Investment Activities	(2.66)	(1.99)

Distributions from Net Investment Income	(0.42)	(0.11)
Distributions from Net Realized Gains on Investments	—	—
Return of Capital	(0.01)	—
Total Distributions	(0.43)	(0.11)

Net Asset Value, End of Period	$19.81	$22.90
Net Assets at End of Period (000’s)	$18,427	$12,020

Total Return at NAV(c)(d)	(11.76)%	(8.02)%
Total Return at Market(d)(e)	(11.40)%	(8.00)%

Ratio of Net Expenses to Average Net Assets(f)(g)	0.94%	0.87% (h)
Ratio of Gross Expenses to Average Net Assets(f)(g)(j)	1.56%	1.92% (i)
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(k)	2.11%	0.84%
Portfolio Turnover(d)(l)	346%	390%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) The ratio of net expenses to average net assets would have been 0.88% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(i) The ratio of gross expenses to average net assets would have been 1.93% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(j) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(k) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(l) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 31

Financial Highlights (continued)

Rareview Systematic Equity ETF	Year Ended September 30, 2023	January 20, 2022(a) through September 30, 2022
Net Asset Value, Beginning of Period	$24.54	$25.00

Net Investment Income (Loss)(b)	0.21	0.11
Net Realized and Unrealized Gains (Losses) on Investments	0.55	(0.57	)(c)
Total from Investment Activities	0.76	(0.46)

Distributions from Net Investment Income	(0.12)	—
Distributions from Net Realized Gains on Investments	(0.42)	—
Total Distributions	(0.54)	—

Net Asset Value, End of Period	$24.76	$24.54
Net Assets at End of Period (000’s)	$34,545	$25,152

Total Return at NAV(d)(e)	3.20%	(1.85)%
Total Return at Market(e)(f)	3.14%	(1.80)%

Ratio of Net Expenses to Average Net Assets(g)(h)	1.23%	0.97%	(i)
Ratio of Gross Expenses to Average Net Assets(g)(h)(k)	1.51%	1.69%	(j)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(l)	0.82%	0.66%
Portfolio Turnover(e)(m)	124%	237%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) The ratio of net expenses to average net assets would have been 0.98% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(j) The ratio of gross expenses to average net assets would have been 1.70% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(k) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(l) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(m) Excludes the impact of in-kind transactions.

Annual Shareholder Report | 32

Notes to Financial StatementsSeptember 30, 2023

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, Rareview Inflation/Deflation ETF, and Rareview Systematic Equity ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Rareview Inflation/Deflation ETF and the Rareview Systematic Equity ETF are commodity pools under the U.S. Commodity Exchange Act and their advisor, Rareview Capital, LLC, is registered as a commodity pool operator with the Commodity Futures Trading Commission.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 10,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell

Annual Shareholder Report | 33

Notes to Financial Statements (continued)September 30, 2023

whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including, Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Annual Shareholder Report | 34

Notes to Financial Statements (continued)September 30, 2023

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Shares of closed-end funds, unlike those of open-end investment companies, are not redeemable by the Funds on a daily basis. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. Common stocks, closed-end funds and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded options contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy. If an option is not traded on the valuation date, exchange traded options are valued at the composite price. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

Annual Shareholder Report | 35

Notes to Financial Statements (continued)September 30, 2023

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds did not hold any Level 3 investments as of September 30, 2023.

The following table provides the fair value measurement as of September 30, 2023, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Level 2	Total Investments
Rareview Dynamic Fixed Income ETF
Closed-End Funds	$29,203,722	$—	$29,203,722
Common Stock	1,422,920	—	1,422,920
Treasury Bill	—	4,344,922	4,344,922
Total Investments	$30,626,642	$4,344,922	$34,971,564
Other Financial Instruments(a)
Liabilities
Futures Contracts	(3,614)	—	(3,614)
Total Other Financial Instruments	$(3,614)	$—	$(3,614)
Rareview Tax Advantaged Income ETF
Closed-End Funds	$18,670,976	$—	$18,670,976
Total Investments	$18,670,976	$—	$18,670,976
Rareview Inflation/Deflation ETF
Exchange-Traded Funds	$13,497,669	$—	$13,497,669
Purchased Options on Futures	716,513	—	716,513
Treasury Bill	—	3,495,914	3,495,914
Total Investments	$14,214,182	$3,495,914	$17,710,096
Other Financial Instruments(a)
Assets
Futures Contracts	299,861	—	299,861
Liabilities
Futures Contracts	(287,167)	—	(287,167)
Written Options	(225,569)	—	(225,569)
Total Other Financial Instruments	$(212,875)	$—	$(212,875)

Annual Shareholder Report | 36

Notes to Financial Statements (continued)September 30, 2023

	Level 1	Level 2	Total Investments
Rareview Systematic Equity ETF
Exchange-Traded Funds	$24,610,936	$—	$24,610,936
Treasury Bill	—	5,992,996	5,992,996
Total Investments	$24,610,936	$5,992,996	$30,603,932
Other Financial Instruments(a)
Assets
Futures Contracts	20,934	—	20,934
Liabilities
Futures Contracts	(637,505)	—	(637,505)
Total Other Financial Instruments	$(616,571)	$—	$(616,571)

(a) Other financial instruments include derivative instruments, such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options, which are valued at fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Annual Shareholder Report | 37

Notes to Financial Statements (continued)September 30, 2023

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income, and Rareview Inflation/Deflation ETF intend to distribute to their shareholders net investment income, if any, at least monthly. Rareview Systematic Equity ETF intends to distribute to its shareholders net investment income, if any, at least semi-annually. The Funds intend to distribute to their shareholders any net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of their portfolio securities. In a short sale, the Funds sell a borrowed security and has a corresponding obligation to the lender to return the identical security. The Funds may also incur dividend and interest expense on securities sold short. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. There were no open short positions as of September 30, 2023.

G. Derivative Instruments:

All open derivative positions at year end are reflected on each Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Annual Shareholder Report | 38

Notes to Financial Statements (continued)September 30, 2023

Futures Contracts:

The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding as of September 30, 2023, and the monthly average notional amount for these contracts for the year ended September 30, 2023 were as follows:

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long	Short
Rareview Dynamic Fixed Income ETF	$893,414	$—	$3,714,535	$2,931,155
Rareview Tax Advantaged Income ETF	—	—	—	692,035
Rareview Inflation/Deflation ETF	140,515,753	16,030,174	80,643,648	26,101,905
Rareview Systematic Equity ETF	15,531,149	11,921,938	21,257,548	4,200,773

Options Contracts:

Purchased Options Contracts – The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Annual Shareholder Report | 39

Notes to Financial Statements (continued)September 30, 2023

Written Options Contracts – The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of September 30, 2023, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

The gross notional amount of purchased and written options outstanding as of September 30, 2023, and the monthly average notional amount for these contracts for the year ended September 30, 2023 were as follows:

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Purchased Options Contracts:
Rareview Dynamic Fixed Income ETF	$—	$247,474
Rareview Tax Advantaged Income ETF	—	59,126
Rareview Inflation/Deflation ETF	509,520	550,138

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Written Options Contracts:
Rareview Dynamic Fixed Income ETF	$—	$247,799
Rareview Tax Advantaged Income ETF	—	59,280
Rareview Inflation/Deflation ETF	517,481	531,896

Annual Shareholder Report | 40

Notes to Financial Statements (continued)September 30, 2023

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of September 30, 2023:

	Assets		Liabilities
	Investments, at Value for Purchased Options	Unrealized Appreciation on Futures Contracts(a)	Written Options, at Value	Unrealized Depreciation on Futures Contracts(a)
Currency Risk Exposure:
Rareview Dynamic Fixed Income ETF	$—	$—	$—	$3,614
Equity Risk Exposure:
Rareview Systematic Equity ETF	—	20,934	—	637,505
Interest Rate Risk Exposure:
Rareview Inflation/ Deflation ETF	716,513	299,861	225,569	287,167

(a) For futures contracts, the amounts represent their cumulative appreciation (depreciation) as reported on the Portfolios of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended September 30, 2023:

	Net Realized Gains (Losses) from			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts	Purchased Options	Written Options	Futures Contracts	Purchased Options	Written Options
Currency Risk Exposure:
Rareview Dynamic Fixed Income ETF	$(3,330)	$—	$—	$(3,614)	$—	$—
Equity Risk Exposure:
Rareview Dynamic Fixed Income ETF	(864,459)	(43,598)	—	(62,974)	—	—
Rareview Systematic Equity ETF	(817,116)	—	—	(1,896,302)	—	—
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	(7,434)	2,867,404	(2,219,966)	66,554	—	—
Rareview Tax Advantaged Income ETF	(77,778)	941,692	(670,983)	(19,634)	—	—
Rareview Inflation/ Deflation ETF	(437,021)	(173,768)	(354,471)	(9,394)	73,796	(83,975)

Annual Shareholder Report | 41

Notes to Financial Statements (continued)September 30, 2023

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Rareview Capital, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, calculated daily and paid monthly.

Fund	Management Fee Rate
Rareview Dynamic Fixed Income ETF	0.97%
Rareview Tax Advantaged Income ETF	0.75%
Rareview Inflation/Deflation ETF	0.73%
Rareview Systematic Equity ETF	1.10%(a)

(a) Prior to February 1, 2023, the Management Fee Rate was 0.85%.

GST Management LLC, (“GST”) serves as subadvisor for Rareview Systematic Equity ETF and is paid for its services directly by the Advisor, not the Fund. GST shall be paid 40% of the net management fees.

In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund’s expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Operating Expenses after fee waivers and/or expense reimbursements to a specific percentage of each Fund’s average daily net assets (the “Expense Cap”).

Fund	Expense Cap
Rareview Dynamic Fixed Income ETF	1.50%
Rareview Tax Advantaged Income ETF	1.25%
Rareview Inflation/Deflation ETF	0.97%(a)
Rareview Systematic Equity ETF	1.35%(b)

(a) Prior to February 1, 2023, the Expense Cap was 0.87%.

(b) Prior to February 1, 2023, the Expense Cap was 0.97%.

Each Expense Cap will remain in effect through at least January 31, 2024. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about each Fund’s fee waiver and Expense Cap agreement is available in the “Management of the Fund” section of each Fund’s prospectus.

Annual Shareholder Report | 42

Notes to Financial Statements (continued)September 30, 2023

The Advisor may request recoupment of previously waived fees and reimbursed Fund expenses from the applicable Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

As of September 30, 2023, the Advisor may recoup amounts from the Fund as follows:

	Waived/ Reimbursed FY 2021 Expires 9/30/2024	Waived/ Reimbursed FY 2022 Expires 9/30/2025	Waived/ Reimbursed FY 2023 Expires 9/30/2026	Total
Rareview Dynamic Fixed Income ETF	$—	$—	$6,178	$6,178
Rareview Tax Advantaged Income ETF	69,755	51,481	78,585	199,821
Rareview Inflation/Deflation ETF	—	65,731	101,777	167,508
Rareview Systematic Equity ETF	—	71,992	102,421	174,413

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as the administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Funds and is subject to a minimum monthly fee. CFS voluntarily waived $762 for Rareview Inflation/Deflation ETF during the year. The fee waiver is not subject to recoupment.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

Annual Shareholder Report | 43

Notes to Financial Statements (continued)September 30, 2023

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis. During the year ended September 30, 2023, the Funds paid a total of $9,675 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended September 30, 2023 were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$53,001,026	$46,368,149
Rareview Tax Advantaged Income ETF	7,716,625	6,036,744
Rareview Inflation/Deflation ETF	31,240,793	16,912,472
Rareview Systematic Equity ETF	32,814,310	33,931,332

Purchases and sales of long-term U.S. government securities for the year ended September 30, 2023 were as follows:

	Purchases	Sales
Rareview Inflation/Deflation ETF	$20,677,377	$29,062,619

Purchases and sales of in-kind transactions for the year ended September 30, 2023 were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$5,679,909	$7,003,734
Rareview Tax Advantaged Income ETF	5,069,533	1,110,842
Rareview Inflation/Deflation ETF	1,744,950	816,919
Rareview Systematic Equity ETF	14,889,976	9,677,658

Purchases and sales of in-kind U.S. government securities for the year ended September 30, 2023 were as follows:

	Purchases	Sales
Rareview Inflation/Deflation ETF	$894,689	$—

Annual Shareholder Report | 44

Notes to Financial Statements (continued)September 30, 2023

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Rareview Dynamic Fixed Income ETF	$250	2.00%
Rareview Tax Advantaged Income ETF	250	2.00%
Rareview Inflation/Deflation ETF	250	2.00%
Rareview Systematic ETF	250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

As of September 30, 2023, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Annual Shareholder Report | 45

Notes to Financial Statements (continued)September 30, 2023

As of and during the year ended September 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

As of September 30, 2023, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Rareview Dynamic Fixed Income ETF	$39,699,316	$333,333	$(5,061,085)	$(4,727,752)
Rareview Tax Advantaged Income ETF	22,480,995	—	(3,810,019)	(3,810,019)
Rareview Inflation/ Deflation ETF	18,124,394	21,656	(456,706)	(435,050)
Rareview Systematic Equity ETF	29,172,078	1,443,733	(11,879)	1,431,854

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity and mark-to-market on derivative contracts.

The tax character of distributions paid during the fiscal period or year ended September 30, 2022 and September 30, 2023 were as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Tax- Exempt Distributions	Return of Capital	Total Distributions Paid
Rareview Dynamic Fixed Income ETF
2022	$3,375,600	$323,808	$3,699,408	$312,788	$16,256	$4,028,452
2023	2,036,011	—	2,036,011	412,551	233,868	2,682,430
Rareview Tax Advantaged Income ETF
2022	413,416	114,762	528,178	610,651	—	1,138,829
2023	—	—	—	643,292	—	643,292
Rareview Inflation/ Deflation ETF
2022	42,306	—	42,306	—	—	42,306
2023	302,428	—	302,428	—	8,473	310,901
Rareview Systematic Equity ETF
2022	—	—	—	—	—	—
2023	166,936	592,768	166,936	—	—	759,704

Annual Shareholder Report | 46

Notes to Financial Statements (continued)September 30, 2023

As of September 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains	Undistributed Tax Exempt Income	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Accumulated Losses)
Rareview Dynamic Fixed Income ETF	$—	$—	$—	$—	$(8,996,823)	$(4,727,752)	$(13,724,575)
Rareview Tax Advantaged Income ETF	—	—	49,697	49,697	(4,075,626)	(3,810,019)	(7,835,948)
Rareview Inflation/Deflation ETF	—	—	—	—	(2,901,652)	(435,050)	(3,336,702)
Rareview Systematic Equity ETF	207,361	—	—	207,361	(1,842,024)	1,431,854	(202,809)

As of September 30, 2023, the following Funds have net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below.

	Short Term Amount	Long Term Amount	Total
Rareview Dynamic Fixed Income ETF	$6,613,119	$2,306,263	$8,919,382
Rareview Tax Advantaged Income ETF	2,280,405	1,741,285	4,021,690
Rareview Inflation/Deflation ETF	2,183,108	656,695	2,839,803
Rareview Systematic Equity ETF	—	856,612	856,612

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year.

As of the fiscal year ended September 30, 2023, the Funds deferred losses are as follows:

	Late Year Ordinary Loss Deferred	Total
Rareview Dynamic Fixed Income ETF	$77,441	$77,441
Rareview Tax Advantaged Income ETF	53,936	53,936
Rareview Inflation/Deflation ETF	61,328	61,328

Annual Shareholder Report | 47

Notes to Financial Statements (continued)September 30, 2023

Permanent Tax Differences:

As of September 30, 2023, the following reclassifications were made on the Statements of Assets and Liabilities, relating primarily to taxable over-distributions, net operating losses and redemptions in-kind:

	Total Distributable Earnings (Loss)	Paid-in Capital
Rareview Dynamic Fixed Income ETF	$408,206	$(408,206)
Rareview Tax Advantaged Income ETF	(8,510)	8,510
Rareview Inflation/Deflation ETF	18,125	(18,125)
Rareview Systematic Equity ETF	(777,701)	777,701

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant

Annual Shareholder Report | 48

Notes to Financial Statements (continued)September 30, 2023

events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

(8) Concentration of Investments

As of September 30, 2023, the Rareview Inflation/Deflation ETF›s investments in iShares MBS ETF and Vanguard Intermediate-Term Treasury ETF represented 29.85% and 37.39% of the Fund’s net assets, respectively. The financial statements of the iShares MBS ETF can be found by accessing the fund’s website at http://www.ishares.com. The financial statements of the Vanguard Intermediate-Term Treasury ETF can be found by accessing the fund’s website at http://www.vanguard.com. As of September 30, 2023, the Rareview Systematic Equity ETF’s investment in Vanguard S&P 500 ETF represented 29.90% of the Fund’s net assets. The financial statements of the Vanguard S&P 500 ETF  can be found by accessing the fund›s website at http://www.vanguard.com.

(9) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2023.

Annual Shareholder Report | 49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Rareview ETFs and
Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, Rareview Inflation/Deflation ETF and Rareview Systematic Equity ETF (the “Funds”), each a series of Collaborative Investment Series Trust, as of September 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF	For the year ended September 30, 2023	For the years ended September 30, 2023 and 2022	For the years ended September 30, 2023 and 2022, and for the period October 20, 2020 (commencement of operations) through September 30, 2021
Rareview Inflation/Deflation ETF	For the year ended September 30, 2023	For the year ended September 30, 2023 and for the period January 5, 2022 (commencement of operations) through September 30, 2022
Rareview Systematic Equity ETF	For the year ended September 30, 2023	For the year ended September 30, 2023 and for the period January 20, 2022 (commencement of operations) through September 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Annual Shareholder Report | 50

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Rareview Capital, LLC since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 28, 2023

Annual Shareholder Report | 51

Approval of Management AgreementSeptember 30, 2023 (Unaudited)

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on August 30, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Rareview Capital LLC (“Rareview”) and the Trust, with respect to the Rareview Dynamic Fixed Income ETF (“Fixed Income ETF”) and Rareview Tax Advantaged ETF (“Tax Advantaged ETF”) (each a “Fund” and collectively, the “Funds”). In considering the renewal of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between Rareview and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board noted that Rareview was an SEC registered investment adviser with $197.18 million in assets under management as of June 30, 2023. The Board reviewed the background information of the key personnel responsible for the Funds and noted that there were no material changes. The Board discussed the services Rareview provided the Funds, including general portfolio management, asset allocation, trading and risk management. The Board noted that Rareview prepared monthly reports monitoring compliance with each Funds’ investment limitation. The Board noted that Rareview had no material compliance issues nor any material litigation or administrative action in the past 36 months. The Board reviewed Rareview’s policies and procedures for selection of broker-dealers for portfolio transactions, which included quantitative and qualitative factors. The Board recalled that Rareview was previously audited by the SEC in 2021 which identified minor deficiencies related to outside business activities. The Board acknowledged Rareview’s assertion that, currently, there was no outside business activities. The Board concluded that it expected Rareview to continue to provide satisfactory service to the Funds and their shareholders.

Performance.

Fixed Income ETF. The Board observed that the Fixed Income ETF underperformed its benchmark index, 50% ICE BofA 5-10Y US Corp TR USD and 50% Markit iBoxx Liquid High Yield TR USD, with a 0.89% return

Annual Shareholder Report | 52

Approval of Management Agreement (continued)September 30, 2023 (Unaudited)

for the 1-year period but outperformed its benchmark with a 1.77% return since inception. The Board remembered that the inception of the Fund occurred in October 2020, so there were no data for the 5-year and 10-year periods. The Board concluded that the Fund’s performance was acceptable.

Tax Advantaged Income ETF. The Board observed that the Tax Advantaged Income ETF underperformed its benchmark index, the Bloomberg Municipal TR USD, with a -4.24 return for the 1-year period and -3.63% return since inception. The Board remembered that the inception of the Fund occurred in October 2020, so there were no data for the 5-year and 10-year periods. The Board concluded that the Fund’s performance was acceptable and agreed to continue to monitor performance.

Fees and Expenses.

Fixed Income ETF. The Board noted that the advisory fee and net expense ratio with respect to the Fixed Income ETF was 0.97%, which was the lowest of the range of its actively managed peer group. The Board noted Rareview’s intention to renew the expense limitation agreement for an additional year and concluded that the advisory fee was not unreasonable.

Tax Advantaged Income ETF. The Board noted that the advisory fee and net expense ratio with respect to the Tax Advantaged Income ETF was 0.75%, which was within the range of its peer group. The Board noted Rareview’s intention to renew the expense limitation agreement for an additional year and concluded that the advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Rareview and noted that there was a net loss for Rareview with regard to its management of the Funds. After discussion, the Board determined that excessive profitability was not an issue for Rareview at this time.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the services provided to the Funds by Rareview. The Board noted that there were no breakpoints at this time. The Board discussed Rareview’s position on breakpoints and agreed to continue to monitor each Fund’s asset levels and revisit the matter as the Funds continued to grow.

Conclusion. Having requested and received such information from Rareview as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the investment advisory agreement was in the best interests of the Funds and their shareholders.

Annual Shareholder Report | 53

Additional InformationSeptember 30, 2023 (Unaudited)

OTHER FEDERAL INCOME TAX INFORMATION

During the fiscal year or period ended September 30, 2023, the Funds declared long-term realized gain distributions in the following amounts:

Long-Term Capital Gains
Rareview Systematic Equity ETF	$592,768

During the fiscal year or period ended September 30, 2023, the following percentage of the total ordinary income distributions paid by the Fund qualifies for the distributions received deduction available to corporate shareholders:

Distributions Received Deduction
Rareview Dynamic Fixed Income ETF	16.54%
Rareview Systematic Equity ETF	7.12%

For the fiscal year or period ended September 30, 2023, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.

During the fiscal year or period ended September 30, 2023, the percentage of Qualified Dividend Income is as follows:

Qualified Dividend Income
Rareview Dynamic Fixed Income ETF	28.03%
Rareview Systematic Equity ETF	100.00%

During the fiscal year or period ended September 30, 2023, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Qualified Interest Income
Rareview Dynamic Fixed Income ETF	2.28%
Rareview Inflation/Deflation ETF	54.14%
Rareview Systematic Equity ETF	3.80%

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-888-783-8637, free of charge.

Annual Shareholder Report | 54

Additional Information (continued)September 30, 2023 (Unaudited)

PREMIUM/DISCOUNT INFORMATION

The Funds’ website at http://www.rareviewcapital.com shows the previous day’s closing NAV and closing market price for the Funds’ ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in the Funds’ investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-888-783-8637. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-888-783-8637 or referring to the SEC’s web site at http://www.sec.gov.

Annual Shareholder Report | 55

Board of Trustees and Trust Officers (Unaudited)

Name Address* and Year of Birth	Position(s) Held with the Funds	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	12	Trustee for Belpointe PREP Manager, LLC.
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present)	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	COO of Belpointe Prep, LLC since September 2022, Chief Executive Officer and President of Atlas Resources LLC since February 2017, Vice President and General Partner of Atlas Growth Partners, L.P. since 2013, Principal at Hepco Capital Management (2018-2022)	12	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 - present	President – Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present)	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present

Annual Shareholder Report | 56

Board of Trustees and Trust Officers (Unaudited) (continued)

Interested Trustees and Officers

Name, Address* and Year of Birth	Position(s) Held with the Funds	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/ November 2017 - present	CEO, Belpointe Asset Management, LLC since 2007.	12	None
Kyle R Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting Inc. (since 2010)	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016-2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015-2018)	N/A	N/A

* The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

** The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

*** The term “Fund Complex” applies only to the Collaborative Investment Series Trust as of September 30, 2023.

**** Gregory Skidmore is considered an Interested Trustee as defined in the 1940 Act because of his ownership in Collaborative Fund Services, LLC.

The Funds' SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free 1-866-904-0406.

Annual Shareholder Report | 57

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Annual Shareholder Report | 58

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-888-783-8637

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Annual Shareholder Report | 59

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

This report is provided for the general information of the Funds' shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

11/23

Investment Advisor
Rareview Capital LLC
1980 Festival Plaza Drive, Suite 300
Las Vegas, NV 89135

Investment Subadvisor
Rareview Systematic Equity ETF
GST Management, LLC
9 East 96th Street, 9B
New York, NY 10128

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Tuttle Capital Management LLC
155 Lockwood Rd
Riverside, CT 06878
1-866-904-0406

www.spcxetf.com

Annual Shareholder Report

The SPAC and New Issue ETF (SPCX)

September 30, 2023

Annual Shareholder Report | 1

Management's Discussion of Fund PerformanceSeptember 30, 2023 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The SPAC and New Issue ETF (“SPCX” or the “Fund”). The following information pertains to the fiscal period of October 1, 2022 through September 30, 2023. SPCX is the first actively-managed ETF that focuses on Special Purpose Acquisition Companies (SPACs). A SPAC is a blank check company that has not yet merged with an operating company for the purpose of effecting a merger, asset acquisition, share exchange/purchase or reorganization. SPACs have pre-determined time frames to merge (typically two years) or the SPAC will liquidate. A SPAC generally offers a unit comprised of common stock and a warrant to purchase common stock over a fixed time frame.

The Fund had negative performance during the fiscal period ended September 30, 2023. The market price for SPCX decreased 10.62% while the IndexIQ Merger Arbitrage Index, a broad market index of newly listed IPOs, increased 0.40% over the same period.

While the stock market has come back a bit from a difficult 2022 the SPAC market continues to struggle. Some of this is related to the fact that the IPO market still has not come back either. Interest in SPACs should dovetail interest in IPOs as SPACs are an alternative way for companies to go public. Other factors include the rise in interest rates. Often, SPAC investors will use SPACs as an alternative to bonds, trying to buy SPACs below NAV and eventually selling at NAV. With T-Bills yielding over 5% SPACs are not as attractive. Finally, there are still too many SPACs chasing too few deals, and some of the deals that have been done didn’t end well. That all being said, markets always go in cycles, what is out of favor one day comes back into favor the next. We feel the same way about the SPAC market. We believe SPCX’s actively-managed approach allows for not only a more defensive posture in the near-term but gives us optionality to quickly capitalize on opportunities should market conditions warrant.

We appreciate your investment in SPCX.

Sincerely,

Matthew Tuttle
Chief Executive Officer
Tuttle Capital Management, LLC

Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund’s shares. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.

Annual Shareholder Report | 2

Fund PerformanceSeptember 30, 2023 (Unaudited)

INVESTMENT OBJECTIVE

The SPAC and New Issue ETF seeks to provide total return.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2023)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (12/15/20)	Total
The SPAC and New Issue ETF (SPCX) - Total Return (at Net Asset Value)(b)	-9.99%	-1.77%	1.31%
The SPAC and New Issue ETF (SPCX) - Total Return (at Market Value)(c)	-10.62%	-1.90%	N/A
IndexIQ Merger Arbitrage(d)	0.40%	-1.66%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-866-904-0406 or visit http://www.spcxetf.com

*The chart represents historical performance of a hypothetical investment of $10,000 in The SPAC and New Issue ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2023 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The IQ Merger Arbitrage Index seeks to achieve capital appreciation by investing in global companies for which there has been a public announcement of a takeover by an acquirer. This differentiated approach is based on a passive strategy of owning certain announced takeover targets with the goal of generating returns that are representative of global merger arbitrage activity. The Index also includes short exposure to global equities as a partial equity market hedge. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 3

Expense ExamplesSeptember 30, 2023 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period(a)	Annualized Expense Ratio
The SPAC and New Issue ETF	Actual	$1,000.00	$ 991.40	$4.74	0.95%
	Hypothetical	1,000.00	1,020.31	4.81	0.95

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 4

Portfolio of InvestmentsSeptember 30, 2023

The SPAC and New Issue ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Communication Services	3.0
Consumer Discretionary	2.2
Exchange-Traded Fund	5.3
Financials	84.6
Health Care	1.3
Information Technology	1.4
Private Investments	0.8
Rights	0.3
Warrants	1.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares/Units		Fair Value ($)
Common Stocks — 85.4%
Communication Services — 2.8%
45,000	ESH Acquisition Corp., Class A(a)	455,400
		455,400
Consumer Discretionary — 2.0%
119,012	Alliance Entertainment(a)	132,104
20,000	Haymaker Acquisition Corp. 4(a)	203,400
		335,504
Financials — 78.1%
24,069	A SPAC II Acquisition Corp.(a)	259,223
74,315	Acropolis Infrastructure Acquisition Corp., Class A(a)	763,957
25,000	Andretti Acquisition Corp.(a)	268,750
18,740	Arrowroot Acquisition Corp., Class A(a)	196,583
19,219	Athena Technology Acquisition Corp. II, Class A(a)	207,181
44,897	Aura FAT Projects Acquisition Corp., Class A(a)	483,092
22,349	Banyan Acquisition Corp., Class A(a)	235,335
36,000	BlueRiver Acquisition Corp., Class A(a)	379,980
50,571	Bluescape Opportunities Acquisition Corp., Class A(a)	507,227
10,000	Cartica Acquisition Corp., Class A(a)	107,600

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 5

Portfolio of Investments (continued)September 30, 2023

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Financials — 78.1% (continued)
18,553	Churchill Capital Corp. V(a)	192,951
41,762	Churchill Capital Corp. VII, Class A(a)	436,413
11,386	Clean Energy Special Situations Corp.(a)	119,667
52,694	Coliseum Acquisition Corp., Class A(a)	560,664
25,714	Concord Acquisition Corp. II, Class A(a)	264,340
16,163	EF Hutton Acquisition Corp. I(a)	170,681
15,000	Fintech Ecosystem Development Corp., Class A(a)	159,600
50,000	Forest Road Acquisition Corp. II, Class A(a)	517,500
25,000	Golden Star Acquisition Corp.(a)	257,500
18,914	Integrated Rail and Resources Acquisition Corp., Class A(a)	205,784
42,948	International Media Acquisition Corp.(a)	3,011
35,000	Israel Acquisitions Corp., Class A(a)	369,250
35,150	Kernel Group Holdings, Inc., Class A(a)	372,590
10,027	Keyarch Acquisition Corp.(a)	106,788
54,957	Newbury Street Acquisition Corp.(a)	577,049
12,000	Pono Capital Three, Inc., Class A(a)	126,600
14,369	Pono Capital Two, Inc., Class A(a)	153,174
45,087	Project Energy Reimagined Acquisition Corp.(a)	472,512
25,094	Screaming Eagle Acquisition Corp., Class A(a)	262,483
35,064	SHUAA Partners Acquisition Corp. I, Class A(a)	387,107
40,000	SilverBox Corp. III, Class A(a)	409,200
50,000	SK Growth Opportunities Corp., Class A(a)	537,000
57,800	Spree Acquisition Corp. 1, Ltd.(a)	624,240
27,640	Thunder Bridge Capital Partners IV, Inc., Class A(a)	283,310
67,033	TortoiseEcofin Acquisition Corp. III, Class A(a)	702,506
102,623	Twelve Seas Investment Co. II, Class A(a)	1,070,357
14,885	Valuence Merger Corp. I, Class A(a)	165,372
		12,916,577
Health Care — 1.2%
15,000	HH&L Acquisition Co., Class A(a)	159,300
4,500	Keen Vision Acquisition Corp.(a)	46,035
		205,335
Information Technology — 1.3%
20,000	Compass Digital Acquisition Corp.(a)	209,800
		209,800
Total Common Stocks (Cost $13,869,077)		14,122,616

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 6

Portfolio of Investments (continued)September 30, 2023

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Exchange-Traded Fund — 4.9%
16,000	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	804,320
Total Exchange-Traded Fund (Cost $804,320)		804,320

Private Investments — 0.7%
59,668	Clean Energy Special Situations Corp. - Founder Shares(a)(b)(c)	93,796
19,889	Clean Energy Special Situations Corp. - Private Placement Units(a)(b)(c)(d)	31,265
		125,061
Total Private Investments (Cost $198,894)		125,061

Rights — 0.3%
32,020	A SPAC II Acquisition Corp., 1/02/2026(a)	2,882
40,000	Aurora Technology Acquisition Corp., 1/01/2024(a)	5,600
11,386	Clean Energy Special Situations Corp., 1/01/2024(a)	—
69,024	Deep Medicine Acquisition Corp., 1/12/2029(a)	20,707
16,893	EF Hutton Acquisition Corp. I, 12/31/2025(a)	2,720
35,000	ESH Acquisition Corp., 12/31/2023(a)	8,540
10,528	Keyarch Acquisition Corp.(a)	1,263
26,370	NorthView Acquisition Corp., 12/31/2026(a)	4,483
		46,195
Total Rights (Cost $207)		46,195

Warrants — 1.0%
16,010	A SPAC II Acquisition Corp., 5/03/2027(a)	402
26,848	Acropolis Infrastructure Acquisition Corp., 3/31/2026(a)	1,611
425,000	Alliance Entertainment(a)(e)	8,074
12,229	Allego NV, 3/16/2027(a)	4,537
12,221	Alpha Tau Medical, Ltd., 3/07/2027(a)	3,087
5,428	Alvotech SA, 6/15/2027(a)	7,599
7,649	Ares Acquistion Corp., Class A, 12/31/2027(a)	5,055
15,030	Athena Technology Acquisition Corp. II, 10/17/2028(a)	1,954
50,000	Aura FAT Projects Acquisition Corp., 6/02/2027(a)	1,400
40,000	Aurora Technology Acquisition Corp., 2/07/2028(a)	676
16,095	Banyan Acquisition Corp., 9/30/2028(a)	2,921

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 7

Portfolio of Investments (continued)September 30, 2023

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Warrants — 1.0% (continued)
8,538	BigBear.ai Holdings, Inc., 12/31/2028(a)	3,842
5,870	Churchill Capital Corp. V, 10/29/2027(a)	1,086
70,160	Clean Energy Special Situations Corp., 4/12/2026(a)	5,051
16,893	EF Hutton Acquisition Corp. I, 12/08/2027(a)	473
47,224	Fathom Digital Manufacturing C, 12/31/2027(a)	9
42,500	Freightos, Ltd., 1/23/2028(a)	5,738
7,095	Golden Arrow Merger Corp., 7/31/2026(a)	257
13,561	Hyzon Motors, Inc., Class C, 10/02/2025(a)	1,085
16,897	Integrated Rail And Resources Acquisition Corp., 11/12/2026(a)	4,307
35,000	Israel Acquisitions Corp., 2/28/2028(a)	4,813
15,764	Kernel Group Holdings, Inc., Class A, 1/31/2027(a)	938
6,000	Keyarch Acquisition Corp., 7/25/2028(a)	240
33,750	LIV Capital Acquisition Corp. II, 2/16/2027(a)	743
40,204	Metals Acquisition, Ltd., 6/16/2028(a)	80,809
8,781	Moringa Acquisition Corp., 2/10/2026(a)	292
10,402	New Vista Acquisition Corp., 12/31/2027(a)	—(f)
19,770	Newbury Street Acquisition Corp., 12/31/2027(a)	2,873
13,185	NorthView Acquisition Corp., 10/21/2023(a)	488
12,478	Nubia Brand International Corp., 11/16/2026(a)	824
11,868	P3 Health Partners, Inc., 1/31/2027(a)	2,018
12,000	Pono Capital Three, Inc., Class A, 4/03/2028(a)	540
14,369	Pono Capital Two, Inc., Class A, 9/23/2027(a)	483
21,244	SatixFy Communications, Ltd., 10/26/2027(a)	321
26,276	Schultze Special Purpose Acquisition Corp. II, 3/25/2028(a)	131
9,220	Screaming Eagle Acquisition Corp., 12/15/2027(a)	1,484
4,289	Selina Hospitality PLC, 10/27/2027(a)	54
25,249	SHUAA Partners Acquisition Corp. I, 3/02/2027(a)	1,268
683	Solid Power, Inc., 12/31/2026(a)	164
10,263	Sonder Holdings, Inc., 1/31/2028(a)	164
28,900	Spree Acquisition Corp. 1, Ltd., 12/22/2028(a)	725
13,333	Target Global Acquisition I Corp., 12/31/2027(a)	800
13,635	Twelve Seas Investment Co. II, 3/02/2028(a)	479
8,978	Valuence Merger Corp. I, 3/01/2027(a)	413
29,698	Worldwide Webb Acquisition Corp., 10/20/2026(a)	751
		160,979
Total Warrants (Cost $78,515)		160,979

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 8

Portfolio of Investments (continued)September 30, 2023

The SPAC and New Issue ETF

Fair Value ($)
Total Investments — 92.3% (Cost $14,951,013)	15,259,171
Other Assets in Excess of Liabilities — 7.7%	1,272,930
Net Assets — 100.0%	16,532,101

(a) Non-income producing security.

(b) Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2023. The total of all such securities represents 0.76% of the net assets of the Fund.

(c) Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2023 was $125,061 which represented 0.76% of the net assets of the Fund.

(d) Each unit represents one share and ½ warrant.

(e) Warrant expires five years after initial business combination.

(f) Amount less than $0.05.

The illiquid restricted securities held as of September 30, 2023 are identified below.

Security	Acquisition Date(g)	Acquisition Cost	Shares or Units	Fair Value	Percentage of Net Assets
Clean Energy Special Situations Corp. - Founder Shares	8/12/2021	153,894	59,668	93,796	0.6
Clean Energy Special Situations Corp. - Private Placement Units	8/12/2021	45,000	19,889	31,265	0.2

(g) Acquisition date represents the initial purchase date of the security.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 9

Statement of Assets and LiabilitiesSeptember 30, 2023

The SPAC and New Issue ETF
Assets:
Investments, at value (Cost $14,951,013)	$15,259,171
Cash	1,552,161
Receivable for investments sold	465,180
Receivable due from advisor	99,295
Prepaid expenses	117
Total Assets	17,375,924
Liabilities:
Payable for investments purchased	804,320
Accrued expenses:
Administration	2,723
Custodian	257
Fund accounting	5,586
Trustee	800
Other	30,137
Total Liabilities	843,823
Net Assets	$16,532,101
Net Assets consist of:
Paid-in Capital	$22,916,642
Total Distributable Earnings (Loss)	(6,384,541)
Net Assets	$16,532,101

Net Assets:	$16,532,101
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	700,000
Net Asset Value (offering and redemption price per share):	$23.62

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 10

Statement of OperationsFor the year ended September 30, 2023

The SPAC and New Issue ETF
Investment Income:
Interest income	$249
Total Investment Income	249
Expenses:
Advisory	173,368
Administration	41,776
Compliance services	9,000
Custodian	2,724
Fund accounting	73,954
Legal and audit	59,295
Printing	13,368
Treasurer	4,350
Trustee	3,600
Other	12,046
Total Expenses before fee reductions	393,481
Expenses contractually waived and/or reimbursed by the Advisor	(195,405)
Total Net Expenses	198,076
Net Investment Income (Loss)	(197,827)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(2,371,406)
Net realized gains (losses) from in-kind transactions	(7,355)
Change in unrealized appreciation (depreciation) on investments	(29,526)
Net Realized and Unrealized Gains (Losses) from Investments:	(2,408,287)
Change in Net Assets Resulting From Operations	$(2,606,114)

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 11

Statements of Changes in Net Assets

	The SPAC and New Issue ETF
	Year Ended September 30, 2023	Year Ended September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$(197,827)	$(442,292)
Net realized gains (losses) from investment and in-kind transactions	(2,378,761)	(5,733,181)
Change in unrealized appreciation (depreciation) on investments	(29,526)	2,929,266
Change in net assets resulting from operations	(2,606,114)	(3,246,207)
Distributions to Shareholders From:
Earnings	—	(813,499)
Change in net assets from distributions	—	(813,499)
Capital Transactions:
Proceeds from shares issued	3,142,129	7,520,485
Proceeds for NAV error(a)	93,250	37,627
Cost of shares redeemed	(14,272,778)	(58,766,552)
Change in net assets from capital transactions	(11,037,399)	(51,208,440)
Change in net assets	(13,643,513)	(55,268,146)
Net Assets:
Beginning of period	30,175,614	85,443,760
End of period	$16,532,101	$30,175,614
Share Transactions:
Issued	125,000	275,000
Redeemed	(575,000)	(2,100,000)
Change in shares	(450,000)	(1,825,000)

(a) See Note 2 in Notes to Financial Statements.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 12

Financial Highlights

The SPAC and New Issue ETF	Year Ended September 30, 2023	Year Ended September 30, 2022	December 15, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$26.24	$28.72	$25.00

Net Investment Income (Loss)(b)	(0.23)	(0.25)	(0.26)
Net Realized and Unrealized Gains (Losses) on Investments	(2.50)	(1.89)	3.98	(c)
Total from Investment Activities	(2.73)	(2.14)	3.72

Distributions from Net Investment Income	—	(0.36)	—
Distributions from Net Realized Gains on Investments	—	—	—
Total Distributions	—	(0.36)	—

Impact of NAV error	0.11	0.02	—
Net Asset Value, End of Period	$23.62	$26.24	$28.72
Net Assets at End of Period (000’s)	$16,532	$30,176	$85,444

Total Return at NAV(d)(e)	(9.99)% (f)	(7.47)% (g)	14.88%
Total Return at Market(e)(h)	(10.62)%	(7.74)%	14.96%

Ratio of Net Expenses to Average Net Assets(i)	0.95%	0.95%	0.95%
Ratio of Gross Expenses to Average Net Assets(i)(j)	1.89%	1.31%	1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets(i)	(0.95)%	(0.88)%	(0.90)%
Portfolio Turnover(e)(k)	62%	51%	124%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) As a result of the Adara Acquisition Corps business combination with Alliance Entertainment, the Adara Acquisition Corp founders shares held by the fund were subject to an involuntary haircut to its number of shares backdated to the Business Combination closing on February 10, 2023. The share haircut result in an overstated NAV error from February 10, 2023 to September 8, 2023. The impact of the NAV error on Total Return at NAV was (0.51)%.

(g) A reduction in position of a private placement security resulted in an overstated NAV error from September 14, 2021 through February 7, 2022. The impact of the NAV error on Total Return at NAV was (0.07)%.

(h) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(i) Annualized for periods less than one year.

(j) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(k) Excludes the impact of in-kind transactions.

Annual Shareholder Report | 13

Notes to Financial StatementsSeptember 30, 2023

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of The SPAC and New Issue ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Nasdaq Stock Exchange (“Nasdaq”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company

Annual Shareholder Report | 14

Notes to Financial Statements (continued)September 30, 2023

and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including, Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Payment from affiliate – For the year ended September 30, 2023, the Fund will be reimbursed $93,250 from the Advisor as a result of an NAV error. For the year ended September 30, 2022, the Fund was reimbursed $37,627 from the Administrator as a result of a trading error. These are included in capital transactions on the Fund’s Statements of Changes in Net Assets.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Annual Shareholder Report | 15

Notes to Financial Statements (continued)September 30, 2023

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks, closed-end funds, and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of September 30, 2023, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Level 2		Level 3	Total Investments
The SPAC and New Issue ETF
Common Stocks(a)	$14,122,616	$—		$—	$14,122,616
Exchange-Traded Fund	804,320	—		—	804,320
Private Investments	—	—		125,061	125,061
Rights	46,195	—		—	46,195
Warrants	160,979	—	(b)	—	160,979
Total Investments	15,134,110	—		125,061	15,259,171

(a) Please see the Portfolio of Investments for industry classifications.

(b) Amount less than $0.05.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	The SPAC and New Issue ETF
Balance as of September 30, 2022	$3,874,576
Purchases During the Period	—
Change in Unrealized Appreciation (Depreciation)	(2,884,337)
Sales During the Period	—
Realized Gains (Losses)	(725,000)
Transfers In (Out) of Level 3	(140,178	)(a)
Balance as of September 30, 2023	$125,061

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments held at year end is ($57,598) for the year ended September 30, 2023.

Annual Shareholder Report | 16

Notes to Financial Statements (continued)September 30, 2023

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the advisor in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at September 30, 2023.

Type of Assets	Fair Value at September 30, 2023	Valuation Techniques	Unobservable Input(s)(b)	Value Range(b)	Weighted Average(b)
SPAC Founder Shares and Private Placement Units	$125,061	Discount to Public Share Price	Discount for lack of marketability	85% discount to Public Share Price	85% discount to Public Share Price

(a) Adara Acquisition Corp. completed a Business Combination with Alliance Entertainment (AENT) on February 10, 2023. The Alliance Entertainment shares and warrants had a 6 month lock-up period before full conversion to publicly traded shares and warrants. As of September 30, 2023, the lock-up period had expired, and the shares and warrants were valued at 100% of the price of the AENT shares and warrants.

(b) A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount for lack of marketability	Decrease	Increase

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income

Annual Shareholder Report | 17

Notes to Financial Statements (continued)September 30, 2023

tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Tuttle Capital Management, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.83% of its average daily net assets, calculated daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 0.95%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the Advisor. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment.

Annual Shareholder Report | 18

Notes to Financial Statements (continued)September 30, 2023

As of September 30, 2023, the Advisor may recoup amounts from the Fund as follows:

	Waived/ Reimbursed FY 2021 Expires 9/30/2024	Waived/ Reimbursed FY 2022 Expires 9/30/2025	Waived/ Reimbursed FY 2023 Expires 9/30/2026	Total
The SPAC and New Issue ETF	$154,955	$182,529	$195,405	$532,889

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as the administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Fund and is subject to a minimum monthly fee.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the Fund’s net assets at month-end and is paid by the Fund on a quarterly basis. During the year ended September 30, 2023, the Fund paid a total of $4,350 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended September 30, 2023 were as follows:

Annual Shareholder Report | 19

Notes to Financial Statements (continued)September 30, 2023

	Purchases	Sales
The SPAC and New Issue ETF	$11,714,696	$21,256,256

Purchases and sales of in-kind transactions for the year ended September 30, 2023 were as follows:

	Purchases	Sales
The SPAC and New Issue ETF	$1,485,797	$1,169,354

There were no purchases or sales of U.S. government securities during the year ended September 30, 2023.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
The SPAC and New Issue ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of September 30, 2023, there were no unsettled in-kind capital transactions.

Annual Shareholder Report | 20

Notes to Financial Statements (continued)September 30, 2023

(6) Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the year ended September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year, the Fund did not incur any interest of penalties.

As of September 30, 2023, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The SPAC and New Issue ETF	$15,432,875	$756,968	$(930,672)	$(173,704)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity and investments in passive foreign investment companies.

The tax character of distributions paid during the fiscal year ended September 30, 2022 and September 30, 2023 were as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
The SPAC and New Issue ETF
2022	$813,499	$—	$813,499	$813,499
2023	—	—	—	—

Annual Shareholder Report | 21

Notes to Financial Statements (continued)September 30, 2023

As of September 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Accumulated Losses)
The SPAC and New Issue ETF	$109,483	$—	$109,483	$(6,320,319)	$(173,704)	$(6,384,540)

As of September 30, 2023 the Fund has net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below.

	Short Term Amount	Long Term Amount	Total
The SPAC and New Issue ETF	$2,438,041	$3,882,278	$6,320,319

Permanent Tax Differences:

As of September 30, 2023, the following reclassifications were made on the Statement of Assets and Liabilities, relating primarily to redemptions in-kind:

	Total Distributable Earnings (Loss)	Paid-in Capital
The SPAC and New Issue ETF	$14,288	$(14,288)

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions.

Annual Shareholder Report | 22

Notes to Financial Statements (continued)September 30, 2023

The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

SPAC Risk

The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.

Annual Shareholder Report | 23

Notes to Financial Statements (continued)September 30, 2023

(8) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2023.

Annual Shareholder Report | 24

Report of Independent Registered Public Accounting Firm

To the Shareholders of The SPAC and New Issue ETF and
Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The SPAC and New Issue ETF (the “Fund”), a series of Collaborative Investment Series Trust, as of September 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for the years ended September 30, 2023 and 2022, and for the period December 15, 2020 (commencement of operations) through September 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended September 30, 2023 and 2022, and for the period December 15, 2020 (commencement of operations) through September 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 28, 2023

Annual Shareholder Report | 25

Additional InformationSeptember 30, 2023 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-904-0406, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.spcxetf.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-904-0406.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-904-0406 or referring to the SEC’s web site at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

The Trust’ s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program

Annual Shareholder Report | 26

Additional Information (continued)September 30, 2023 (Unaudited)

is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND ETFS

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Annual Shareholder Report | 27

Board of Trustees and Trust Officers (Unaudited)

Name Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	12	Trustee for Belpointe PREP Manager, LLC.
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present)	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	COO of Belpointe Prep, LLC since September 2022, Chief Executive Officer and President of Atlas Resources LLC since February 2017, Vice President and General Partner of Atlas Growth Partners, L.P. since 2013, Principal at Hepco Capital Management (2018-2022)	12	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 - present	President – Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present)	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present

Annual Shareholder Report | 28

Board of Trustees and Trust Officers (Unaudited) (continued)

Interested Trustees and Officers

Name, Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/ November 2017 - present	President, Belpointe Asset Management, LLC since 2007.	12	None
Kyle R Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting Inc. (since 2010)	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016-2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015-2018)	N/A	N/A

* The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

** The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

*** The term “Fund Complex” applies only to the Collaborative Investment Series Trust as of September 30, 2023.

****Gregory Skidmore is considered an Interested Trustee as defined in the 1940 Act because of his ownership in Collaborative Fund Services, LLC.

The Fund’s SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free 1-866-904-0406.

Annual Shareholder Report | 29

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Annual Shareholder Report | 30

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-866-904-0406

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Annual Shareholder Report | 31

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

This report is provided for the general information of the Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

11/23

Investment Advisor
Tuttle Capital Management LLC
155 Lockwood Rd.
Riverside, CT 06878

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Retireful, LLC
120 N. Washington, Suite 300
Lansing, MI 48933
1-866-464-6608

www.mohrfunds.com

Annual Shareholder Report

Mohr Growth ETF (MOHR)

Mindful Conservative ETF (MFUL)

Adaptive Core ETF (RULE)

Mohr Sector Nav ETF (SNAV)

September 30, 2023

TABLE OF CONTENTS

Annual Shareholder Report | 1

Management's Discussion of Fund PerformanceSeptember 30, 2023 (Unaudited)

Mohr Growth ETF

The Mohr Growth ETF maintained a defensive posture in 1st quarter 2023. The market, supported by a select group of tech stocks, moved higher albeit with a high level of volatility. The lack of breadth among those stocks participating in performance coupled with continued turbulence, prevented foundational, sustained trends from taking shape. This trendless volatility led the Mohr Growth ETF to stay defensive.

Based on continued volatility and overall range-bound performance of the equity market, the Mohr Growth ETF maintained defensive allocation into 2nd quarter 2023. The pricing activity of the index breached the upper bounds of the long-term range, putting into motion a dollar cost-averaged allocation to full market risk through the end of the quarter. Performance opportunities were limited relative to the level of market exposure throughout 2nd quarter 2023.

3rd quarter 2023 was characterized by rising longer term yields and volatility in equities, especially in the latter half of the quarter. The ETF performed in-line with the overall market as market volatility limited opportunities for technology-driven momentum and trending exposure.

Annual Shareholder Report | 2

Management's Discussion of Fund PerformanceSeptember 30, 2023 (Unaudited)

Mindful Conservative ETF

The Mindful Conservative ETF held firm in ultra-short Treasury bills from 1st quarter 2023 until mid 2nd quarter 2023. These bills offered the portfolio stable value and a yield that’s growing higher as interest rates rise. Given the historic slaughter of the bond market and extreme volatility in all stocks, defensives included, the portfolio determined the safest harbor was ultra-short U.S. government paper.

Significant downdrafts and volatility in the fixed income space prevented the Mindful Conservative ETF portfolio from taking any positions. Both stock and bond markets exhibited significant negative volatility and showed no durable trends to which our quantitative software would allocate.

As markets anticipated the end to the Fed tightening cycle, fixed income volatility subsided, and equities extended beyond long-term upper bounds. This presented the opportunity to assume full risk using a dollar-cost averaging approach. By end of Q2, the portfolio was fully engaged with software analytics. Performance opportunities were limited relative to the level of market exposure throughout Q2 2023.

Q3 2023 was characterized by rising longer term yields and volatility in equities, especially in the latter half of the quarter. The ETF performed in-line with the overall market as market volatility limited opportunities for technology-driven momentum and trending exposure.

Annual Shareholder Report | 3

Management's Discussion of Fund PerformanceSeptember 30, 2023 (Unaudited)

Adaptive Core ETF

Throughout 1st quarter 2023, the Adaptive Core ETF held steady in its defensive positioning based on the quantitative software’s analysis of continued trendless volatility. The persistent downtrends in equities and bonds meant there were no durable upward trends that would signal to buy.

Defensive positioning continued into 2nd quarter 2023 as the quantitative software’s analysis evaluated a volatile and trendless market environment. Range-bound behavior in equities resulted in a lack of durable upward trends that would typically signal a buying opportunity.

The pricing activity of the index breached the upper bounds of the long-term range, putting into motion a dollar cost-averaged allocation to full market risk through the end of 2nd quarter.

Adaptive Core ETF performed in-line with the overall market in 3rd quarter 2023 as market volatility limited opportunities for technology-driven momentum and trending exposure.

Annual Shareholder Report | 4

Management's Discussion of Fund PerformanceSeptember 30, 2023 (Unaudited)

Mohr Sector Nav ETF

The Mohr Sector NAV ETF launched January 10, 2023. The start of Q1 was the onset of an upward trend, with Mohr Sector NAV ETF inception date occurring late into this upward cycle and thus missing a portion of this opportunity. The quantitative software’s analysis has been actively engaged across all sectors since inception. Volatility has persisted and has served as a headwind in establishing sustainable trends among the sectors.

2nd quarter 2023 represented the first full quarter of active engagement across all sectors. Concentration in performance among select mega-cap tech stocks persisted throughout Q2 2023. The ETF captured good performance but, as a sector-focused ETF, could not specifically invest in the 7 stocks that accounted for a large portion of the full index performance.

3rd quarter 2023 was characterized by rising longer term yields and volatility in equities, especially in the latter half of the quarter. The ETF performed in-line with the overall market as market volatility pushed exposure more heavily into broad market constituents as opposed to single sector exposure.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 5

Fund PerformanceSeptember 30, 2023 (Unaudited)

Mohr Growth ETF

INVESTMENT OBJECTIVE

Mohr Growth ETF seeks to provide capital appreciation.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2023)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (11/2/21)	Total
Mohr Growth ETF (MOHR) - Total Return (at Net Asset Value)(b)	-6.01%	-14.83%	1.06%
Mohr Growth ETF (MOHR) - Total Return (at Market Value)(c)	-6.13%	-14.88%	N/A
S&P 500 Index(d)	21.62%	-2.36%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-866-464-6608 or visit http://www.mohrfunds.com.

*The chart represents historical performance of a hypothetical investment of $10,000 in Mohr Growth ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2023 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 6

Fund PerformanceSeptember 30, 2023 (Unaudited)

Mindful Conservative ETF

INVESTMENT OBJECTIVE

Mindful Conservative ETF seeks current income.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2023)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (11/2/21)	Total
Mindful Conservative ETF (MFUL) - Total Return (at Net Asset Value)(b)	-0.49%	-8.03%	1.12%
Mindful Conservative ETF (MFUL) - Total Return (at Market Value)(c)	-0.64%	-8.08%	N/A
Dow Jones U.S. Moderately Conservative Portfolio Index(d)	6.32%	-6.05%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-866-464-6608 or visit http://www.mohrfunds.com.

*The chart represents historical performance of a hypothetical investment of $10,000 in Mindful Conservative ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2023 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) Dow Jones U.S. Moderately Conservative Portfolio Index is designed to measure a portfolio of equities, bonds, and cash, representative of an investor’s risk profile. The equities position represents 40%, which is a mix of Dow Jones U.S. Indexes. Bonds and cash represent the remaining 60% of the portfolio. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 7

Fund PerformanceSeptember 30, 2023 (Unaudited)

Adaptive Core ETF

INVESTMENT OBJECTIVE

Adaptive Core ETF seeks current income.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2023)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (11/2/21)	Total
Adaptive Core ETF (RULE) - Total Return (at Net Asset Value)(b)	-3.37%	-13.93%	1.13%
Adaptive Core ETF (RULE) - Total Return (at Market Value)(c)	-3.34%	-13.91%	N/A
S&P 500 Index(d)	21.62%	-2.36%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-866-464-6608 or visit http://www.mohrfunds.com.

*The chart represents historical performance of a hypothetical investment of $10,000 in Adaptive Core ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2023 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 8

Fund PerformanceSeptember 30, 2023 (Unaudited)

Mohr Sector Nav ETF

INVESTMENT OBJECTIVE

Mohr Sector Nav ETF seeks to provide capital appreciation.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2023)	Average Annual Total Returns	Expense Ratio(a)
	Inception (1/10/23)	Total
Mohr Sector Nav ETF (SNAV) - Total Return (at Net Asset Value)(b)	3.43%	0.98%
Mohr Sector Nav ETF (SNAV) - Total Return (at Market Value)(c)	3.32%	N/A
S&P 500 Index(d)	10.72%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-866-464-6608 or visit http://www.mohrfunds.com.

*The chart represents historical performance of a hypothetical investment of $10,000 in Mohr Sector Nav ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated January 2, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2023 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 9

Expense ExamplesSeptember 30, 2023 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Shareholder Report | 10

Expense Examples (continued)September 30, 2023 (Unaudited)

		Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period(a)	Annualized Expense Ratio
Mohr Growth ETF	Actual	$1,000.00	$945.70	$4.73	0.97%
	Hypothetical	1,000.00	1,020.21	4.91	0.97
Mindful Conservative ETF	Actual	1,000.00	984.80	4.93	0.99
	Hypothetical	1,000.00	1,020.10	5.01	0.99
Adaptive Core ETF	Actual	1,000.00	965.70	5.27	1.07
	Hypothetical	1,000.00	1,019.70	5.42	1.07
Mohr Sector Nav ETF	Actual	1,000.00	1,027.70	6.05	1.19
	Hypothetical	1,000.00	1,019.10	6.02	1.19

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 11

Portfolio of InvestmentsSeptember 30, 2023

Mohr Growth ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Consumer Discretionary	14.2
Consumer Staples	2.8
Energy	14.4
Exchange-Traded Funds	23.7
Financials	18.6
Health Care	2.9
Industrials	2.7
Information Technology	15.8
Utilities	4.9
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 72.1%
Consumer Discretionary — 13.4%
16,412	Amazon.com, Inc.(a)	2,086,293
752	Booking Holdings, Inc.(a)	2,319,130
9,989	Lowe’s Cos., Inc.	2,076,114
1,795	MercadoLibre, Inc.(a)	2,275,845
9,954	Tesla, Inc.(a)	2,490,690
		11,248,072
Consumer Staples — 2.6%
3,869	Costco Wholesale Corp.	2,185,830
		2,185,830
Energy — 13.6%
14,624	Hess Corp.	2,237,472
16,489	Marathon Petroleum Corp.	2,495,445
35,445	Occidental Petroleum Corp.	2,299,672
33,583	ONEOK, Inc.	2,130,170
38,525	Schlumberger NV	2,246,007
		11,408,766

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 12

Portfolio of InvestmentsSeptember 30, 2023

Mohr Growth ETF

Shares		Fair Value ($)
Financials — 17.6%
16,486	Allstate Corp. (The)	1,836,705
5,583	Aon PLC, Class A	1,810,120
27,728	Apollo Global Management, Inc.	2,488,865
22,132	Blackstone, Inc.	2,371,223
34,572	KKR & Co., Inc.	2,129,635
40,752	Nasdaq, Inc.	1,980,140
17,378	PNC Financial Services Group (The)	2,133,497
		14,750,185
Health Care — 2.7%
5,186	McKesson Corp.	2,255,132
		2,255,132
Industrials — 2.6%
4,779	United Rentals, Inc.	2,124,600
		2,124,600
Information Technology — 15.0%
11,432	Arista Networks, Inc.(a)	2,102,688
2,516	Broadcom, Inc.	2,089,739
11,004	CDW Corp.	2,220,167
31,260	Cognizant Technology Solutions Corp., Class A	2,117,552
10,398	Crowdstrike Holdings, Inc., Class A(a)	1,740,417
4,036	ServiceNow, Inc.(a)	2,255,963
		12,526,526
Utilities — 4.6%
46,283	Dominion Energy, Inc.	2,067,462
28,413	Edison International	1,798,259
		3,865,721
Total Common Stocks (Cost $61,039,134)		60,364,832

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 13

Portfolio of InvestmentsSeptember 30, 2023

Mohr Growth ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 22.5%
47,514	iShares MSCI USA Quality Factor ETF	6,261,870
127,578	Pacer US Cash Cows 100 ETF	6,306,181
82,182	VanEck Morningstar Wide Moat ETF	6,232,683
		18,800,734
Total Exchange-Traded Funds (Cost $19,426,787)		18,800,734

Total Investments — 94.6% (Cost $80,465,921)		79,165,566
Other Assets in Excess of Liabilities — 5.4%		4,545,726
Net Assets — 100.0%		83,711,292

(a) Non-income producing security.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 14

Portfolio of InvestmentsSeptember 30, 2023

Mindful Conservative ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 55.9%
110,034	Fidelity Corporate Bond ETF	4,809,586
82,804	Goldman Sachs Access Treasury 0-1 Year ETF	8,289,508
12,878	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	437,337
82,348	iShares 0-3 Month Treasury Bond ETF	8,289,973
6,019	iShares Convertible Bond ETF	446,670
3,305	iShares MSCI USA Quality Factor ETF	435,566
53,070	PIMCO Active Bond Exchange-Traded Fund	4,664,853
90,263	SPDR Bloomberg 1-3 Month T-Bill ETF	8,287,949
6,453	SPDR Bloomberg Convertible Securities ETF	437,513
165,985	SPDR Portfolio Long Term Treasury ETF	4,340,508
125,944	SPDR SSgA Global Allocation ETF	4,812,093
6,272	Vanguard Intermediate-Term Corporate Bond ETF	476,547
		45,728,103
Total Exchange-Traded Funds (Cost $46,493,530)		45,728,103

Total Investments — 55.9% (Cost $46,493,530)		45,728,103
Other Assets in Excess of Liabilities — 44.1%		36,053,628
Net Assets — 100.0%		81,781,731

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

SSgA — State Street Global Advisors

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 15

Portfolio of InvestmentsSeptember 30, 2023

Adaptive Core ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Energy	3.8
Exchange-Traded Funds	7.2
Financials	17.8
Health Care	20.9
Industrials	30.4
Information Technology	16.6
Materials	3.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 88.3%
Energy — 3.6%
14,297	Phillips 66	1,717,784
		1,717,784
Financials — 17.0%
16,034	Blackstone, Inc.	1,717,883
27,390	Charles Schwab Corp. (The)	1,503,711
7,956	CME Group, Inc.	1,592,950
28,902	Fidelity National Information Services, Inc.	1,597,414
26,464	KKR & Co., Inc.	1,630,182
		8,042,140
Health Care — 19.9%
5,746	Cigna Group (The)	1,643,758
6,196	Danaher Corp.	1,537,228
3,850	Elevance Health, Inc.	1,676,367
2,881	Eli Lilly & Co.	1,547,472
4,414	Vertex Pharmaceuticals, Inc.(a)	1,534,924
8,574	Zoetis, Inc.	1,491,704
		9,431,453

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 16

Portfolio of InvestmentsSeptember 30, 2023

Adaptive Core ETF

Shares		Fair Value ($)
Industrials — 28.9%
7,400	AMETEK, Inc.	1,093,424
6,144	Automatic Data Processing, Inc.	1,478,124
3,332	Cintas Corp.	1,602,725
36,216	Copart, Inc.(a)	1,560,547
7,150	Eaton Corp. PLC	1,524,952
16,484	Emerson Electric Co.	1,591,860
3,885	Old Dominion Freight Line, Inc.	1,589,509
36,304	Uber Technologies, Inc.(a)	1,669,621
3,538	United Rentals, Inc.	1,572,889
		13,683,651
Information Technology — 15.8%
11,122	Applied Materials, Inc.	1,539,841
8,888	Arista Networks, Inc.(a)	1,634,770
7,820	CDW Corp.	1,577,763
27,176	Dell Technologies, Inc., Class C	1,872,427
1,962	NVIDIA Corp.	853,450
		7,478,251
Materials — 3.1%
9,457	Nucor Corp.	1,478,602
		1,478,602
Total Common Stocks (Cost $42,595,043)		41,831,881

Exchange-Traded Funds — 6.8%
17,621	SPDR Bloomberg 1-3 Month T-Bill ETF	1,617,960
32,161	WisdomTree Floating Rate Treasury Fund ETF	1,618,342
		3,236,302
Total Exchange-Traded Funds (Cost $3,240,036)		3,236,302

Total Investments — 95.1% (Cost $45,835,079)		45,068,183
Other Assets in Excess of Liabilities — 4.9%		2,333,644
Net Assets — 100.0%		47,401,827

(a) Non-income producing security.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 17

Portfolio of InvestmentsSeptember 30, 2023

Mohr Sector Nav ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 63.3%
63,902	SPDR S&P 500 ETF Trust(a)	27,316,827
38,608	Vanguard Energy ETF	4,893,178
21,283	Vanguard Health Care ETF	5,003,633
		37,213,638
Total Exchange-Traded Funds (Cost $37,819,506)		37,213,638

Total Investments — 63.3% (Cost $37,819,506)		37,213,638
Other Assets in Excess of Liabilities — 36.7%		21,610,069
Net Assets — 100.0%		58,823,707

(a) As of September 30, 2023, investment is 46.44% of the Fund’s net assets. See Note 8 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 18

Statements of Assets and LiabilitiesSeptember 30, 2023

	Mohr Growth ETF	Mindful Conservative ETF	Adaptive Core ETF
Assets:
Investments, at value (Cost $80,465,921, $46,493,530 and $45,835,079)	$79,165,566	$45,728,103	$45,068,183
Cash	667,314	15,245,809	852,050
Dividends and interest receivable	64,327	17,422	15,779
Receivable for investments sold	3,882,855	20,857,187	1,508,845
Prepaid expenses	1,597	1,377	911
Total Assets	83,781,659	81,849,898	47,445,768
Liabilities:
Accrued expenses:
Advisory	49,806	47,788	28,168
Administration	8,024	8,192	4,589
Custodian	539	217	389
Fund accounting	4,336	4,308	4,470
Printing	2,820	2,820	2,811
Trustee	3,000	3,000	2,123
Other	1,842	1,842	1,391
Total Liabilities	70,367	68,167	43,941
Net Assets	$83,711,292	$81,781,731	$47,401,827
Net Assets consist of:
Paid-in Capital	$104,773,897	$85,888,007	$57,510,092
Total Distributable Earnings (Loss)	(21,062,605)	(4,106,276)	(10,108,265)
Net Assets	$83,711,292	$81,781,731	$47,401,827

Net Assets:	$83,711,292	$81,781,731	$47,401,827
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	4,550,000	3,850,000	2,525,000
Net Asset Value (offering and redemption price per share):	$18.40	$21.24	$18.77

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 19

Statements of Assets and Liabilities (continued)September 30, 2023

Mohr Sector Nav ETF
Assets:
Investments, at value (Cost $37,819,506)	$37,213,638
Cash	11,051,350
Dividends and interest receivable	222,115
Receivable for investments sold	15,391,560
Prepaid expenses	242
Total Assets	63,878,905
Liabilities:
Payable for investments purchased	5,000,385
Accrued expenses:
Advisory	35,015
Administration	6,002
Custodian	238
Fund accounting	4,687
Printing	1,908
Trustee	2,400
Other	4,563
Total Liabilities	5,055,198
Net Assets	$58,823,707
Net Assets consist of:
Paid-in Capital	$59,130,364
Total Distributable Earnings (Loss)	(306,657)
Net Assets	$58,823,707

Net Assets:	$58,823,707
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	2,275,000
Net Asset Value (offering and redemption price per share):	$25.86

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 20

Statements of OperationsSeptember 30, 2023

	Mohr Growth ETF	Mindful Conservative ETF	Adaptive Core ETF
Investment Income:
Dividend income	$2,456,913	$3,563,861	$1,526,412
Total Investment Income	2,456,913	3,563,861	1,526,412
Expenses:
Advisory	763,281	640,134	441,038
Administration	130,849	109,738	75,607
Compliance services	9,000	9,000	9,000
Custodian	3,826	2,492	2,727
Fund accounting	54,647	51,542	51,099
Legal and audit	27,124	22,034	22,003
Printing	6,224	5,958	5,943
Treasurer	5,625	4,750	4,350
Trustee	12,800	12,400	9,923
Other	21,008	22,682	18,405
Total Net Expenses	1,034,384	880,730	640,095
Net Investment Income (Loss)	1,422,529	2,683,131	886,317
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(7,233,795)	(2,208,433)	(2,426,020)
Net realized gains (losses) from in-kind transactions	50,128	(15,362)	(14,069)
Change in unrealized appreciation (depreciation) on investments	(236,605)	(727,127)	(128,165)
Net Realized and Unrealized Gains (Losses) from Investments:	(7,420,272)	(2,950,922)	(2,568,254)
Change in Net Assets Resulting From Operations	$(5,997,743)	$(267,791)	$(1,681,937)

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 21

Statements of Operations (continued)September 30, 2023

Mohr Sector Nav ETF(a)
Investment Income:
Dividend income	$492,900
Total Investment Income	492,900
Expenses:
Advisory	177,810
Administration	30,482
Compliance services	6,000
Custodian	1,161
Fund accounting	28,877
Legal and audit	32,917
Printing	7,925
Treasurer	2,327
Trustee	5,440
Other	15,925
Total Net Expenses	308,864
Net Investment Income (Loss)	184,036
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	91,377
Net realized gains (losses) from in-kind transactions	281,327
Change in unrealized appreciation (depreciation) on investments	(605,868)
Net Realized and Unrealized Gains (Losses) from Investments:	(233,164)
Change in Net Assets Resulting From Operations	$(49,128)

(a) For the period from the commencement of operations on January 10, 2023 through September 30, 2023.

Annual Shareholder Report | 22

Statements of Changes in Net Assets

	Mohr Growth ETF		Mindful Conservative ETF
	Year Ended September 30, 2023	For the period November 2, 2021(a) through September 30, 2022	Year Ended September 30, 2023	For the period November 2, 2021(a) through September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$1,422,529	$(208,708)	$2,683,131	$(180,410)
Net realized gains (losses) from investment and in-kind transactions	(7,183,667)	(13,790,847)	(2,223,795)	(3,393,924)
Change in unrealized appreciation (depreciation) on investments	(236,605)	(1,063,750)	(727,127)	(38,300)
Change in net assets resulting from operations	(5,997,743)	(15,063,305)	(267,791)	(3,612,634)
Distributions to Shareholders From:
Earnings	—	—	(284,819)	—
Change in net assets from distributions	—	—	(284,819)	—
Capital Transactions:
Proceeds from shares issued	30,409,626	138,969,589	31,180,168	108,012,107
Cost of shares redeemed	(59,620,630)	(4,986,245)	(44,657,428)	(8,587,872)
Change in net assets from capital transactions	(29,211,004)	133,983,344	(13,477,260)	99,424,235
Change in net assets	(35,208,747)	118,920,039	(14,029,870)	95,811,601
Net Assets:
Beginning of period	118,920,039	—	95,811,601	—
End of period	$83,711,292	$118,920,039	$81,781,731	$95,811,601
Share Transactions:
Issued	1,550,000	6,325,000	1,450,000	4,875,000
Redeemed	(3,075,000)	(250,000)	(2,075,000)	(400,000)
Change in shares	(1,525,000)	6,075,000	(625,000)	4,475,000

(a) Commencement of operations.

Annual Shareholder Report | 23

Statements of Changes in Net Assets (continued)

	Adaptive Core ETF		Mohr Sector Nav ETF
	Year Ended September 30, 2023	For the period November 2, 2021(a) through September 30, 2022	For the period January 10, 2023(a) through September 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$886,317	$(72,570)	$184,036
Net realized gains (losses) from investment and in-kind transactions	(2,440,089)	(7,746,415)	372,704
Change in unrealized appreciation (depreciation) on investments	(128,165)	(638,731)	(605,868)
Change in net assets resulting from operations	(1,681,937)	(8,457,716)	(49,128)
Distributions to Shareholders From:
Earnings	(5,848)	—	—
Change in net assets from distributions	(5,848)	—	—
Capital Transactions:
Proceeds from shares issued	21,063,902	84,467,679	65,916,006
Cost of shares redeemed	(41,437,604)	(6,546,649)	(7,043,171)
Change in net assets from capital transactions	(20,373,702)	77,921,030	58,872,835
Change in net assets	(22,061,487)	69,463,314	58,823,707
Net Assets:
Beginning of period	69,463,314	—	—
End of period	$47,401,827	$69,463,314	$58,823,707
Share Transactions:
Issued	1,075,000	3,900,000	2,550,000
Redeemed	(2,125,000)	(325,000)	(275,000)
Change in shares	(1,050,000)	3,575,000	2,275,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 24

Financial Highlights

Mohr Growth ETF	Year Ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$19.58		$25.00

Net Investment Income (Loss)(b)	0.25		(0.08)
Net Realized and Unrealized Gains (Losses) on Investments	(1.43)		(5.34)
Total from Investment Activities	(1.18)		(5.42)

Net Asset Value, End of Period	$18.40		$19.58
Net Assets at End of Period (000’s)	$83,711		$118,920

Total Return at NAV(c)(d)	(6.01)%		(21.70)%
Total Return at Market(d)(e)	(6.13)%		(21.68)%

Ratio of Operating Expenses to Average Net Assets(f)(g)	0.95%		1.02%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	1.31%		(0.40)%
Portfolio Turnover(d)(i)	442	%(j)	1,223%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

(j) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 25

Financial Highlights (continued)

Mindful Conservative ETF	Year Ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$21.41		$25.00

Net Investment Income (Loss)(b)	0.63		(0.09)
Net Realized and Unrealized Gains (Losses) on Investments	(0.74)		(3.50)
Total from Investment Activities	(0.11)		(3.59)

Distributions from Net Investment Income	(0.06)		—
Distributions from Net Realized Gains on Investments	—		—
Total Distributions	(0.06)		—

Net Asset Value, End of Period	$21.24		$21.41
Net Assets at End of Period (000’s)	$81,782		$95,812

Total Return at NAV(c)(d)	(0.49)%		(14.36)%
Total Return at Market(d)(e)	(0.64)%		(14.32)%

Ratio of Operating Expenses to Average Net Assets(f)(g)	0.96%		1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	2.94%		(0.47)%
Portfolio Turnover(d)(i)	260	%(j)	665%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies

(i) Excludes the impact of in-kind transactions.

(j) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 26

Financial Highlights (continued)

Adaptive Core ETF	Year Ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$19.43		$25.00

Net Investment Income (Loss)(b)	0.28		(0.04)
Net Realized and Unrealized Gains (Losses) on Investments	(0.94)		(5.53)
Total from Investment Activities	(0.66)		(5.57)

Distributions from Net Investment Income	—	(c)	—
Distributions from Net Realized Gains on Investments	—		—
Total Distributions	—	(c)	—

Net Asset Value, End of Period	$18.77		$19.43
Net Assets at End of Period (000’s)	$47,402		$69,463

Total Return at NAV(d)(e)	(3.37)%		(22.28)%
Total Return at Market(e)(f)	(3.34)%		(22.28)%

Ratio of Operating Expenses to Average Net Assets(g)(h)	1 .02%		1 .09%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(i)	1 .41%		(0 .23)%
Portfolio Turnover(e)(j)	425	%(k)	1,180%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Amount is less than $0.005.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

(k) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 27

Financial Highlights (continued)

Mohr Sector Nav ETF	January 10, 2023(a) through September 30, 2023
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.14
Net Realized and Unrealized Gains (Losses) on Investments(c)	0.72
Total from Investment Activities	0.86

Net Asset Value, End of Period	$25.86
Net Assets at End of Period (000’s)	$58,824

Total Return at NAV(d)(e)	3.43%
Total Return at Market(e)(f)	3.32%

Ratio of Operating Expenses to Average Net Assets(g)(h)	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(i)	0.72%
Portfolio Turnover(e)(j)	537%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

Annual Shareholder Report | 28

Notes to Financial StatementsSeptember 30, 2023

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Mohr Growth ETF, Mindful Conservative ETF, Adaptive Core ETF, and Mohr Sector Nav ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of the Funds’ investment objectives, policies, and strategies. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Mohr Sector Nav ETF commenced operations on January 10, 2023.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

Annual Shareholder Report | 29

Notes to Financial Statements (continued)September 30, 2023

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including, Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

Annual Shareholder Report | 30

Notes to Financial Statements (continued)September 30, 2023

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds did not hold any Level 2 or Level 3 investments as of September 30, 2023.

The following table summarizes the Funds’ investments, based on their valuation inputs, as of September 30, 2023, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Total Investments
Mohr Growth ETF
Common Stocks(a)	$60,364,832	$60,364,832
Exchange-Traded Funds	18,800,734	18,800,734
Total Investments	$79,165,566	$79,165,566
Mindful Conservative ETF
Exchange-Traded Funds	$45,728,103	$45,728,103
Total Investments	$45,728,103	$45,728,103
Adaptive Core ETF
Common Stocks(a)	$41,831,881	$41,831,881
Exchange-Traded Funds	3,236,302	3,236,302
Total Investments	$45,068,183	$45,068,183
Mohr Sector Nav ETF
Exchange-Traded Funds	$37,213,638	$37,213,638
Total Investments	$37,213,638	$37,213,638

(a) Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses

Annual Shareholder Report | 31

Notes to Financial Statements (continued)September 30, 2023

are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

The Funds may own shares of ETFs that may invest in real estate investments trusts (‘’REITs’’) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

Annual Shareholder Report | 32

Notes to Financial Statements (continued)September 30, 2023

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Retireful, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Funds pay the Advisor a management fee of 0.70% of each Fund’s average daily net assets, calculated daily and paid monthly.

Tuttle Capital Management, LLC (“Tuttle”) serves as subadvisor for the Funds and is paid for its services directly by the Advisor, not the Funds. Tuttle’s contractual fee is 0.10% of each Fund’s average daily net assets.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (‘’Citi’’) serves as the administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (‘’CFS’’) provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of each Fund and is subject to a minimum monthly fee.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis. During the year or period ended September 30, 2023, the Funds paid a total of $17,052 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

Annual Shareholder Report | 33

Notes to Financial Statements (continued)September 30, 2023

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year or period ended September 30, 2023 were as follows:

	Purchases	Sales
Mohr Growth ETF	$402,195,049	$356,829,099
Mindful Conservative ETF	222,047,421	257,359,239
Adaptive Core ETF	218,937,046	193,764,697
Mohr Sector Nav ETF	173,870,783	189,769,721

Purchases and sales of in-kind transactions for the year or period ended September 30, 2023 were as follows:

	Purchases	Sales
Mohr Growth ETF	$17,501,105	$44,388,762
Mindful Conservative ETF	28,957,307	39,347,930
Adaptive Core ETF	11,765,173	27,305,930
Mohr Sector Nav ETF	60,340,422	6,994,681

There were no purchases or sales of U.S. government securities during the year or period ended September 30, 2023.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Mohr Growth ETF	$250	2.00%
Mindful Conservative ETF	250	2.00%
Adaptive Core ETF	250	2.00%
Mohr Sector NAV ETF	250	2.00%

(a) As a percentage of the amount invested.

Annual Shareholder Report | 34

Notes to Financial Statements (continued)September 30, 2023

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities. As of September 30, 2023, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the year or period ended September 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

As of September 30, 2023, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mohr Growth ETF	$80,644,926	$981,065	$(2,460,425)	$(1,479,360)
Mindful Conservative ETF	47,088,414	38,816	(1,399,127)	(1,360,311)
Adaptive Core ETF	45,887,176	610,462	(1,429,455)	(818,993)
Mohr Sector Nav ETF	39,303,334	—	(2,089,696)	(2,089,696)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity.

Annual Shareholder Report | 35

Notes to Financial Statements (continued)September 30, 2023

The tax character of distributions paid during the fiscal period or year ended September 30, 2022 and September 30, 2023 were as follows:

Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
Mohr Growth ETF
2022	$—	$—	$—	$—
2023	—	—	—	—
Mindful Conservative ETF
2022	—	—	—	—
2023	284,819	—	284,819	284,819
Adaptive Core ETF
2022	—	—	—	—
2023	5,848	—	5,848	5,848
Mohr Sector Nav ETF
2023	—	—	—	—

As of September 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Accumulated Losses)
Mohr Growth ETF	$1,231,798	$—	$1,231,798	$(20,815,043)	$(1,479,360)	$(21,062,605)
Mindful Conservative ETF	2,237,866	—	2,237,866	(4,983,831)	(1,360,311)	(4,106,276)
Adaptive Core ETF	819,623	—	819,623	(10,108,895)	(818,993)	(10,108,265)
Mohr Sector Nav ETF	1,783,039	—	1,783,039	—	(2,089,696)	(306,657)

As of September 30, 2023, the Funds have net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below.

	Short Term Amount	Long Term Amount	Total
Mohr Growth ETF	$20,815,043	$—	$20,815,043
Mindful Conservative ETF	4,983,831	—	4,983,831
Adaptive Core ETF	10,108,895	—	10,108,895
Mohr Sector Nav ETF	—	—	—

Annual Shareholder Report | 36

Notes to Financial Statements (continued)September 30, 2023

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the fiscal year ended September 30, 2023, the Funds had no deferred losses.

Permanent Tax Differences:

As of September 30, 2023, the following reclassifications were made on the Statements of Assets and Liabilities, relating primarily to redemptions in-kind:

	Total Distributable Earnings (Loss)	Paid-in Capital
Mohr Growth ETF	$(29,560)	$29,560
Mindful Conservative ETF	49,870	(49,870)
Adaptive Core ETF	23,562	(23,562)
Mohr Sector Nav ETF	(257,529)	257,529

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks; (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the

Annual Shareholder Report | 37

Notes to Financial Statements (continued)September 30, 2023

value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

(8) Concentration of Investments

As of September 30, 2023, the Mohr Sector Nav ETF’s investment in SPDR S&P 500 ETF Trust represented 46.44% of the Fund’s net assets. The financial statements of the SPDR S&P 500 ETF Trust can be found by accessing the fund’s website at http://www.ssga.com.

(9) Subsequent Events

Effective November 1,2023, Tuttle Capital Management LLC will no longer serve as investment sub-advisor to the Funds. Subsequent to this date, Retireful, LLC will assume all sub-advisor duties for the funds and will retain the fees currently paid to Tuttle Capital Management, LLC for sub-advisory services.

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2023.

Annual Shareholder Report | 38

Report of Independent Registered Public Accounting Firm

To the Shareholders of Mohr Funds and
Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Mohr Growth ETF, Mindful Conservative ETF, Adaptive Core ETF, and Mohr Sector Nav ETF (the “Funds”), each a series of Collaborative Investment Series Trust, as of September 30, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Mohr Growth ETF, Mindful Conservative ETF, and Adaptive Core ETF	For the year ended September 30, 2023	For the year ended September 30, 2023, and for the period November 2, 2021 (commencement of operations) through September 30, 2022
Mohr Sector Nav ETF	For the period January 10, 2023 (commencement of operations) through September 30, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Annual Shareholder Report | 39

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 28, 2023

Annual Shareholder Report | 40

Additional InformationSeptember 30, 2023 (Unaudited)

OTHER FEDERAL INCOME TAX INFORMATION

During the fiscal year or period ended September 30, 2023, the following percentage of the total ordinary income distributions paid by the Fund qualifies for the distributions received deduction available to corporate shareholders:

Distributions Received Deduction
Mindful Conservative ETF	5.39%
Adaptive Core ETF	12.05%

For the fiscal year or period ended September 30, 2023, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.

During the fiscal year or period ended September 30, 2023, the percentage of Qualified Dividend Income is as follows:

Qualified Dividend Income
Mindful Conservative ETF	4.90%
Adaptive Core ETF	10.40%

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-866-464-6608, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Funds’ website at http://www.mohrfunds.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-866-464-6608. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

Annual Shareholder Report | 41

Additional Information (continued)September 30, 2023 (Unaudited)

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-464-6608 or referring to the SEC’s web site at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

The Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND ETFS

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Annual Shareholder Report | 42

Board of Trustees and Trust Officers (Unaudited)

Name Address* and Year of Birth	Position(s) Held with the Funds	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	12	Trustee for Belpointe PREP Manager, LLC.
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present)	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	COO of Belpointe Prep, LLC since September 2022, Chief Executive Officer and President of Atlas Resources LLC since February 2017, Vice President and General Partner of Atlas Growth Partners, L.P. since 2013, Principal at Hepco Capital Management (2018-2022)	12	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 - present	President – Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present)	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present

Annual Shareholder Report | 43

Board of Trustees and Trust Officers (Unaudited) (continued)

Interested Trustees and Officers

Name, Address* and Year of Birth	Position(s) Held with the Funds	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/ November 2017 - present	President, Belpointe Asset Management, LLC since 2007.	12	None
Kyle R Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting Inc. (since 2010)	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018)	N/A	N/A

* The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

** The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

*** The term “Fund Complex” applies only to the Collaborative Investment Series Trust as of September 30, 2023.

**** Gregory Skidmore is considered an Interested Trustee as defined in the 1940 Act because of his ownership in Collaborative Fund Services, LLC.

The Funds’ SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free 1-866-904-0406.

Annual Shareholder Report | 44

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Annual Shareholder Report | 45

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-866-464-6608

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Annual Shareholder Report | 46

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

This report is provided for the general information of the Funds’ shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

11/23

Investment Advisor

Retireful, LLC

120 N. Washington, Suite 300

Lansing, MI 48933

Investment Subadvisor

Tuttle Capital Management, LLC

155 Lockwood Rd.

Riverside, CT 06878

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian and Transfer Agent

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Goose Hollow Capital Management LLC
82 North Summit Street, Suite 2B
Tenafly, NJ 07670
1-866-898-6447

www.gham.co

Annual Shareholder Report

Goose Hollow Tactical Allocation ETF
(GHTA)

September 30, 2023

Annual Shareholder Report | 1

Management's Discussion of Fund PerformanceSeptember 30, 2023 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The Goose Hollow Tactical Asset Allocation ETF (“GHTA” or the “Fund”). The following information pertains to the fiscal period of October 1, 2022 through September 30, 2023. GHTA aims to materially outperform the traditional 60/40 portfolio. While the 60/40 portfolio has historically performed well, we believe that the current environment augurs for a tactical approach and investors would do well to utilize active management.

The Fund has outperformed the benchmark during the fiscal period ended September 30, 2023. GHTA posted returns of 14.05% (based on NAV), while the blended benchmark that is 60% MSCI World Index/40% Bloomberg U.S. Aggregate Bond Index returned 13.85% over the same period. MSCI World is designed to measure the equity market performance of developed markets, including the United States. The Bloomberg U.S. Aggregate Bond Index comprises the total U.S. investment grade bond market. We outperformed our benchmark by being underweight of duration for most of this period and owning more cash in the fund.

For the period, the largest positive contributors to the Fund’s returns were from holdings in IShares MSCI Germany (EWG), Vanguard Information Technology Fund (VGT), IShares MSCI Sweden, and Vanguard S&P 500 (VOO). The negative contributions were from extending duration early and in commodity longs.

We expect a soft landing in the US economy as personal consumption has held up well and fiscal policy has been supportive. We expect fixed income volatility to come down as rates are close to neutral. This will bring equity volatility down with it. While we cannot forecast geopolitics, we expect further de-escalation of the conflict in Ukraine and in the Middle East. We think the upside in the US market is limited given the current valuations and overseas equity markets are attractive. We expect the dollar to decline next year.

We appreciate your investment in GHTA.

Sincerely,

Krishna Kumar
Managing Member
Goose Hollow Capital Management, LLC

Annual Shareholder Report | 2

Fund PerformanceSeptember 30, 2023 (Unaudited)

INVESTMENT OBJECTIVE

The Goose Hollow Tactical Allocation ETF seeks to provide total return.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2023) (Unaudited)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (11/16/21)	Total
Goose Hollow Tactical Allocation ETF (GHTA) - Total Return (at Net Asset Value)(b)	14.05%	1.83%	1.12%
Goose Hollow Tactical Allocation ETF (GHTA) - Total Return (at Market Value)(c)	14.06%	1.83%	N/A
60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index(d)(e)	13.85%	-5.64%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-866-898-6447 or visit http://www.gham.co.

* The chart represents historical performance of a hypothetical investment of $10,000 in Goose Hollow Tactical Allocation ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2023 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market

Annual Shareholder Report | 3

Fund Performance (continued)September 30, 2023 (Unaudited)

value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The MSCI World Index is a broad global equity index that represents the performance of large and mid-cap companies in 23 developed markets around the world. The index covers approximately 85% of the free float-adjusted market capitalization in each country represented. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

(e) The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 4

Expense ExamplesSeptember 30, 2023 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period(a)	Annualized Expense Ratio
Goose Hollow Tactical Allocation ETF	Actual	$1,000.00	$982.10	$ 4.52	0.91%
	Hypothetical	1,000.00	1,020.51	4.61	0.91

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 5

Portfolio of InvestmentsSeptember 30, 2023

Goose Hollow Tactical Allocation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Investment Trust	1.4
Exchange-Traded Funds	90.5
Financials	5.7
Preferred Stock	2.4
Purchased Options	0.0(a)
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Investment Trust — 1.4%
30,000	Grayscale Bitcoin Trust BTC(b)	575,700
Total Investment Trust (Cost $592,011)		575,700

Common Stock — 5.6%
Financials — 5.6%
245,482	AGNC Investment Corp.	2,317,350
Total Common Stock (Cost $2,520,815)		2,317,350

Exchange-Traded Funds — 89.8%
33,191	Invesco Solar ETF(b)	1,718,962
56,900	iShares 20+ Year Treasury Bond ETF	5,046,461
80,000	iShares China Large-Cap ETF	2,122,400
77,488	iShares MSCI ACWI ETF	7,157,567
216,800	iShares MSCI Hong Kong ETF	3,718,120
10,000	iShares MSCI Sweden ETF	329,700
201,405	iShares Treasury Floating Rate Bond ETF	10,219,290
12,539	SPDR Gold Shares(b)	2,149,812
30,000	VanEck Gold Miners ETF	807,300
51,649	Vanguard Extended Duration Treasury ETF	3,616,979
		36,886,591
Total Exchange-Traded Funds (Cost $38,012,091)		36,886,591

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 6

Portfolio of Investments (continued)September 30, 2023

Goose Hollow Tactical Allocation ETF

Shares		Fair Value ($)
Preferred Stock — 2.4%
Financials - 2.4%
442,638	Federal National Mortgage Association, 8.25%	982,656
Total Preferred Stock (Cost $1,080,889)		982,656

Purchased Options — 0.0%(a)(c)
Total Purchased Options (Cost $28,954)		7,000

Total Investments — 99.2% (Cost $42,234,760)		40,769,297
Other Assets in Excess of Liabilities — 0.8%		310,985
Net Assets — 100.0%		41,080,282

(a) Represents less than 0.05%.

(b) Non-income producing security.

(c) See Portfolio of Purchased Options.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Purchased Options

Exchange-traded equity options purchased as of September 30, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000) ($)(d)	Strike Price ($)	Expiration Date	Value ($)
Banco Bradesco SA Options	Call	200	60	3.00	1/19/24	3,000
Itau Unibanco Holding SA Options	Call	800	560	7.00	1/19/24	4,000
(Total Cost $28,954) — 0.0%						7,000

(d) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 7

Statement of Assets and LiabilitiesSeptember 30, 2023

Goose Hollow Tactical Allocation ETF
Assets:
Investments, at value (Cost $42,234,760)	$40,769,297
Cash	114,980
Deposits at brokers for derivative contracts	193,824
Dividends and interest receivable	29,458
Prepaid expenses	342
Total Assets	41,107,901
Liabilities:
Accrued expenses:
Advisory	10,896
Administration	4,304
Custodian	431
Fund accounting	4,552
Printing	3,824
Trustee	1,200
Other	2,412
Total Liabilities	27,619
Net Assets	$41,080,282
Net Assets consist of:
Paid-in Capital	$41,715,963
Total Distributable Earnings (Loss)	(635,681)
Net Assets	$41,080,282

Net Assets:	$41,080,282
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,625,000
Net Asset Value (offering and redemption price per share):	$25.28

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 8

Statement of Operations

Goose Hollow Tactical Allocation ETF
For the Year Ended September 30, 2023
Investment Income:
Dividend income	$978,476
Interest income	2,524
Total Investment Income	981,000
Expenses:
Advisory	276,402
Administration	48,772
Compliance services	9,000
Custodian	3,030
Fund accounting	51,149
Legal and audit	32,594
Printing	4,138
Treasurer	2,550
Trustee	4,800
Other	19,518
Total Expenses before fee reductions	451,953
Expenses contractually waived and/or reimbursed by the Advisor	(162,149)
Total Net Expenses	289,804
Net Investment Income (Loss)	691,196
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment and foreign currency transactions	776,901
Net realized gains (losses) from in-kind transactions	1,020,530
Net realized gains (losses) from futures transactions	(61,783)
Change in unrealized appreciation (depreciation) on investments	(957,398)
Net Realized and Unrealized Gains (Losses) from Investments:	778,250
Change in Net Assets Resulting From Operations	$1,469,446

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 9

Statement of Changes in Net Assets

	Goose Hollow Tactical Allocation ETF
	Year Ended September 30, 2023	For the period November 16, 2021(a) through September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$691,196	$8,489
Net realized gains (losses) from investment, foreign currency, in-kind, futures and written options transactions	1,735,648	(68,863)
Change in unrealized appreciation (depreciation) on investments	(957,398)	(508,065)
Change in net assets resulting from operations	1,469,446	(568,439)
Distributions to Shareholders From:
Earnings	(81,324)	(5,002)
Change in net assets from distributions	(81,324)	(5,002)
Capital Transactions:
Proceeds from shares issued	54,105,372	11,142,566
Cost of shares redeemed	(24,982,337)	—
Change in net assets from capital transactions	29,123,035	11,142,566
Change in net assets	30,511,157	10,569,125
Net Assets:
Beginning of period	10,569,125	—
End of period	$41,080,282	$10,569,125
Share Transactions:
Issued	2,125,000	475,000
Redeemed	(975,000)	—
Change in shares	1,150,000	475,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 10

Financial Highlights

	Goose Hollow Tactical Allocation ETF
	Year Ended September 30, 2023	November 16, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$22.25	$24.63

Net Investment Income (Loss)(b)	0.55	0.06
Net Realized and Unrealized Gains (Losses) on Investments	2.58 (c)	(2.34)
Total from Investment Activities	3.13	(2.28)

Distributions from Net Investment Income	(0.06)	(0.10)
Distributions from Net Realized Gains on Investments	(0.04)	—
Total Distributions	(0.10)	(0.10)

Net Asset Value, End of Period	$25.28	$22.25
Net Assets at End of Period (000’s)	$41,080	$10,569

Total Return at NAV(d)(e)	14.05%	(9.30)%
Total Return at Market(e)(f)	14.06%	(9.29)%

Ratio of Net Expenses to Average Net Assets(g)(h)	0.89%	0.84%
Ratio of Gross Expenses to Average Net Assets(g)(h)(i)	1.39%	3.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(j)	2.12%	0.28%
Portfolio Turnover(e)(k)	450%	392%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(k) Excludes the impact of in-kind transactions.

Annual Shareholder Report | 11

Notes to Financial StatementsSeptember 30, 2023

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Goose Hollow Tactical Allocation ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (‘’Cboe’’). Market prices for the Shares may be different from their net asset value (‘’NAV’’). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (‘’Creation Units’’). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (‘’Authorized Participants’’). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the ‘’Distributor’’). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America

Annual Shareholder Report | 12

Notes to Financial Statements (continued)September 30, 2023

(‘’GAAP’’). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (‘’FASB’’) Accounting Standards Codification Topic 946 ‘’Financial Services - Investment Companies’’ including, Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various ‘’inputs’’ used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Annual Shareholder Report | 13

Notes to Financial Statements (continued)September 30, 2023

Exchange-traded funds (‘’ETFs’’) and preferred stocks traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds and preferred stocks traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded options contracts are valued at the last quoted sales price on the primary exchange for that option as recorded by an approved pricing vendor. If an option is not traded on the valuation date, exchange traded options are valued at the composite price. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

The Fund did not hold any Level 2 or Level 3 investments as of September 30, 2023.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of September 30, 2023, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Goose Hollow Tactical Allocation ETF
Investment Trust	$575,700	$575,700
Common Stock(a)	2,317,350	2,317,350
Exchange-Traded Funds	36,886,591	36,886,591
Preferred Stock(a)	982,656	982,656
Purchased Options	7,000	7,000
Total Investments	$40,769,297	$40,769,297

(a) Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency

Annual Shareholder Report | 14

Notes to Financial Statements (continued)September 30, 2023

repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

The Fund may own shares of ETFs that may invest in real estate investments trusts (‘’REITs’’) and master limited partnerships (‘’MLPs’’) which report information on the source of their distributions annually. Distributions received from investments in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and /or as a reduction to the cost of the ETF.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Derivative Instruments:

All open derivative positions at year end are reflected on the Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Annual Shareholder Report | 15

Notes to Financial Statements (continued)September 30, 2023

Futures Contracts:

The Fund may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as ‘’variation margin’’, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of September 30, 2023, the Fund did not hold any futures contracts. The monthly average notional amount for the contracts held during the year ended September 30, 2023 were as follows:

	Monthly Average Notional Amount
Futures Contracts:	Long	Short
Goose Hollow Tactical Allocation ETF	$1,033,409	$—

Options Contracts:

Purchased Options Contracts – The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract. The gross notional amount of purchased options contracts outstanding as of September 30, 2023, and the monthly average notional amount for the contracts held during the year ended September 30, 2023 were as follows:

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Purchased Options Contracts:
Goose Hollow Tactical Allocation ETF	$620	$482

Annual Shareholder Report | 16

Notes to Financial Statements (continued)September 30, 2023

Written Options Contracts – The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Fund did not hold any written options contracts during the year ended September 30, 2023.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of September 30, 2023:

Assets
Investments, at Value for Purchased Options
Equity Risk Exposure:
Goose Hollow Tactical Allocation ETF	$7,000

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended September 30, 2023:

	Net Realized Gains (Losses) from		Net Change in Unrealized Appreciation (Depreciation) on
	Futures Contracts	Purchased Options(a)	Purchased Options(a)
Currency Risk Exposure:
Goose Hollow Tactical Allocation ETF	$(61,783)	$—	$—
Equity Risk Exposure:
Goose Hollow Tactical Allocation ETF	—	2,721	(21,954)

(a) These are included with gain/(loss) on investments on the Statement of Operations.

Annual Shareholder Report | 17

Notes to Financial Statements (continued)September 30, 2023

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Goose Hollow Capital Management, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.85% of its average daily net assets, calculated daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expenses on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the advisor)) will not exceed 0.99%(a). Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. This expense imitation agreement may be terminated at any time, by the Board upon sixty days written notice to the advisor.

(a) Prior to July 1, 2023, the Expense Cap was 0.84%.

As of September 30, 2023, the Advisor may recoup amounts from the Fund as follows:

	Waived/Reimbursed FY 2022 Expires 9/30/2025	Waived/Reimbursed FY 2023 Expires 9/30/2026	Total
Goose Hollow Tactical Allocation ETF	$80,007	$162,149	$242,156

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (‘’Citi’’) serves as the administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement.

Annual Shareholder Report | 18

Notes to Financial Statements (continued)September 30, 2023

Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (‘’CFS’’) provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Fund and is subject to a minimum monthly fee.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the net assets at month-end and is paid by the Fund on a quarterly basis. During the year ended September 30, 2023, the Fund paid a total of $2,550 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended September 30, 2023 were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$142,479,221	$137,608,895

Purchases and sales of in-kind transactions for the year ended September 30, 2023 were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$49,843,186	$23,938,010

There were no purchases or sales of U.S. government securities during the year ended September 30, 2023.

Annual Shareholder Report | 19

Notes to Financial Statements (continued)September 30, 2023

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Goose Hollow Tactical Allocation ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of September 30, 2023, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the year ended September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Annual Shareholder Report | 20

Notes to Financial Statements (continued)September 30, 2023

As of September 30, 2023, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Goose Hollow Tactical Allocation ETF	$42,298,437	$36,932	$(1,566,072)	$(1,529,140)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity.

The tax character of distributions paid during the fiscal period or year ended September 30, 2022 and September 30, 2023 were as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
Goose Hollow Tactical Allocation ETFª
2022	$5,002	$—	$5,002	$5,002
2023	81,324	—	81,324	81,324

As of September 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Accumulated Losses)
Goose Hollow Tactical Allocation ETF	$893,459	$—	$893,459	$—	$(1,529,140)	$(635,681)

During the year ended September 30, 2023, the Fund utilized capital loss carry forwards, not subject to expiration, to offset realized capital gains:

Total
Goose Hollow Tactical Allocation ETF	$10,998

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the fiscal year ended September 30, 2023, the Fund had no deferred losses.

Annual Shareholder Report | 21

Notes to Financial Statements (continued)September 30, 2023

Permanent Tax Differences:

As of September 30, 2023, the following reclassifications were made on the Statement of Assets and Liabilities, relating primarily to redemptions in-kind and equalization:

	Total Distributable Earnings (Loss)	Paid-in Capital
Goose Hollow Tactical Allocation ETF	$(1,450,421)	$1,450,421

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be

Annual Shareholder Report | 22

Notes to Financial Statements (continued)September 30, 2023

negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

(8) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2023.

Annual Shareholder Report | 23

Report of Independent Registered Public Accounting Firm

To the Shareholders of Goose Hollow Tactical Allocation ETF and
Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Goose Hollow Tactical Allocation ETF (the “Fund”), a series of Collaborative Investment Series Trust, as of September 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2023, and for the period November 16, 2021 (commencement of operations) through September 30, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended and the changes in net assets and the financial highlights for the year ended September 30, 2023, and for the period November 16, 2021 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 28, 2023

Annual Shareholder Report | 24

Approval of Management AgreementSeptember 30, 2023 (Unaudited)

Renewal of the Investment Advisory Agreement with Goose Hollow Capital Management LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on August 30, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Goose Hollow Capital Management LLC (“GHCM”) and the Trust, with respect to the Goose Hollow Tactical Allocation ETF (the “Fund”). In considering the renewal of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between GHCM and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board noted that GHCM was an investment adviser with $70 million in assets under management as of June 30, 2023. The Board reviewed the background information of the key personnel responsible for the Fund. The Board discussed the services GHCM provided the Fund, which included making investment decisions using macro-economic analysis with a focus on longer-term price changes. The Board noted that GHCM used a third-party firm for its risk management software that monitored position risk using various measures. The Board acknowledged that GHCM conducted daily monitoring and utilized internal investment checklists before making investment decisions as a practice for monitoring compliance. The Board reviewed GHCM’s best execution policy in selecting broker-dealers and noted that GHCM had a management committee that provided oversight of the firm’s brokerage practices. The Board noted that GHCM had no material compliance issues, no SEC or state regulator examination or investigation nor any material litigation or administrative action in the past 36 months. The Board concluded that it expected GHCM to continue to provide satisfactory service to the Fund and its shareholders.

Performance. The Board observed that the Fund outperformed its benchmark index, Bloomberg Cash Index, with a 16.95% return for the 1-year period. The Board remembered that the inception of the Fund occurred in November 2021, so there were no data for the 5-year and 10-year periods. The Board concluded that the Fund’s performance was satisfactory.

Annual Shareholder Report | 25

Approval of Management Agreement (continued)September 30, 2023 (Unaudited)

Fees and Expenses. The Board noted that the Fund’s advisory fee of 0.85% and net expense ratio of 1.14% were below the averages of its peer group. The Board discussed and considered the Fund’s advisory fee relative to its peer group. The Board concluded that the advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by GHCM and noted that there was a net loss for GHCM with regard to its management of the Fund. After discussion, the Board determined that excessive profitability was not an issue for GHCM at this time.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the services provided to the Fund by GHCM. The Board discussed GHCM’s position on breakpoints and noted GHCM would continue to monitor the Fund’s asset levels as the Fund continued to grow.

Conclusion. Having requested and received such information from GHCM as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the investment advisory agreement was in the best interests of the Fund and its shareholders.

Annual Shareholder Report | 26

Additional InformationSeptember 30, 2023 (Unaudited)

OTHER FEDERAL INCOME TAX INFORMATION

During the fiscal year or period ended September 30, 2023, the following percentage of the total ordinary income distributions paid by the Fund qualifies for the distributions received deduction available to corporate shareholders:

Distributions Received Deduction
Goose Hollow Tactical Allocation ETF	2.59%

For the fiscal year or period ended September 30, 2023, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.

During the fiscal year or period ended September 30, 2023, the percentage of Qualified Dividend Income is as follows:

Qualified Dividend Income
Goose Hollow Tactical Allocation ETF	8.50%

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-898-6447, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.gham.co shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-898-6447.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

Annual Shareholder Report | 27

Additional Information (continued)September 30, 2023 (Unaudited)

The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-898-6447 or referring to the SEC’s web site at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

The Trust’ s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND ETFS

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Annual Shareholder Report | 28

Board of Trustees and Trust Officers (Unaudited)

Name Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	12	Trustee for Belpointe PREP Manager, LLC.
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present)	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	COO of Belpointe Prep, LLC since September 2022, Chief Executive Officer and President of Atlas Resources LLC since February 2017, Vice President and General Partner of Atlas Growth Partners, L.P. since 2013, Principal at Hepco Capital Management (2018-2022)	12	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 - present	President – Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present)	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present

Annual Shareholder Report | 29

Board of Trustees and Trust Officers (Unaudited) (continued)

Name, Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/ November 2017 - present	President, Belpointe Asset Management, LLC since 2007.	12	None
Kyle R Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting Inc. (since 2010)	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016-2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015-2018)	N/A	N/A

* The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

** The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

*** The term “Fund Complex” applies only to the Collaborative Investment Series Trust as of September 30, 2023.

****Gregory Skidmore is considered an Interested Trustee as defined in the 1940 Act because of his ownership in Collaborative Fund Services, LLC.

The Fund’s SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free 1-866-904-0406.

Annual Shareholder Report | 30

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Annual Shareholder Report | 31

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-866-898-6447

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Annual Shareholder Report | 32

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

This report is provided for the general information of the Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

11/23

Investment Advisor
Goose Hollow Capital Management LLC
82 North Summit Street, Suite 2B
Tenafly, NJ 07670

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Item 2. Code of Ethics.

(a) As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer.

(b) Not applicable.

(c) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no amendments to a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(d) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no waivers granted from a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(e) Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that Fred Stoleru is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stoleru is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

2023: $149,500

2022: $143,000

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

2023: $─

2022: $─

(c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

2023: $31,000

2022: $28,000

Fees for 2023 and 2022 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $─.

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

2023: $─

2022: $─

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) The Registrant’s audit committee has reviewed the scope and plan of the independent public accountants’ annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(e)(2)

2023 0%

2022 0%

(f) Not applicable.

(g)

2023: $─

2022: $─

(h) The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Investment Series Trust

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	November 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	November 24, 2023

By (Signature and Title)	/s/ William McCormick
Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date	November 25, 2023